UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1.    SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.	13,390	888,694
Alcoa, Inc.	52,680	1,477,147
Allegheny Technologies, Inc.	6,113	380,167
Ball Corp.	6,330	256,048
Bemis Co.	6,371	209,351
Dow Chemical Co.	58,298	2,272,456
Du Pont EI de Nemours	56,016	2,399,725
Eastman Chemical Co.	4,999	270,046
Ecolab, Inc.	10,857	464,897
Freeport-McMoran Copper Cl B	11,939	635,871
Hercules, Inc.*	6,887	108,608
International Paper Co.	27,626	956,688
Intl. Flavors & Fragrances	4,794	189,555
Louisiana-Pacific Corp.	6,394	120,015
MeadWestvaco Corp.	11,010	291,875
Monsanto Co.	32,986	1,550,672
Newmont Mining Corp. Hldg. Co.	27,326	1,168,187
Nucor Corp.	18,736	927,245
PPG Industries, Inc.	10,037	673,282
Pactiv Corp.*	8,385	238,302
Phelps Dodge Corp.	12,396	1,049,941
Praxair, Inc.	19,589	1,158,885
Rohm & Haas Co.	8,724	413,081
Sealed Air Corp.	4,933	266,974
Sigma-Aldrich Corp.	4,035	305,328
Temple-Inland, Inc.	6,609	265,021
United States Steel Group	7,479	431,389
Vulcan Materials Co.	5,864	458,858
Weyerhaeuser Co.	14,964	920,735
		20,749,043
CONSUMER, CYCLICAL (9.6%)
Amazon.com, Inc.*	19,094	613,299
AutoZone, Inc.*	3,205	331,076
Autonation, Inc.*	9,319	194,767
Bed Bath & Beyond, Inc.*	17,151	656,197
Best Buy Co., Inc.	24,707	1,323,307
Big Lots, Inc.*	6,616	131,063
Black & Decker Corp.	4,500	357,075
Brunswick Corp.	5,635	175,756

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Carnival Corp.	27,041	1,271,738
Centex Corp.	7,203	379,022
Circuit City Group, Inc.	8,568	215,142
Clear Channel Communications*	30,160	870,116
Coach, Inc.*	22,233	764,815
Comcast Corp. Cl A*	127,177	4,686,472
D.R. Horton, Inc.	16,554	396,468
Darden Restaurants, Inc.	8,878	377,049
Dillard’s, Inc. Cl A	3,674	120,250
Disney (Walt) Co.	127,016	3,926,065
Dollar General Corp.	18,957	258,384
Dow Jones & Co.	3,949	132,449
EW Scripps Co. Cl A	5,064	242,718
Eastman Kodak Co.	17,456	391,014
Family Dollar Stores, Inc.	9,215	269,447
Federated Dept Stores	33,031	1,427,270
Ford Motor Co.*	114,307	924,744
Fortune Brands, Inc.	9,166	688,458
Gannett Co., Inc.	14,364	816,306
Gap, Inc.	32,726	620,158
General Motors Corp.	34,371	1,143,179
Genuine Parts Co.	10,410	448,983
Goodyear Tire & Rubber Co.*	10,775	156,237
Harley-Davidson, Inc.	15,935	999,921
Harman Intl. Inds	3,961	330,506
Harrah’s Entertainment, Inc.	11,292	750,128
Hasbro, Inc.	9,941	226,158
Hilton Hotels Corp.	23,444	652,915
Home Depot, Inc.	125,430	4,549,346
International Game Technology	20,626	855,979
Interpublic Grp. of Cos., Inc.	26,787	265,191
Johnson Controls, Inc.	11,884	852,558
Jones Apparel Group, Inc.	6,856	222,409
KB Home	4,772	209,014
Kohl’s Corp.*	19,896	1,291,648
Leggett & Platt	10,978	274,779
Lennar Corp.	8,411	380,598
Limited Brands, Inc.	20,641	546,780
Liz Claiborne, Inc.	6,270	247,728

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lowe’s Companies, Inc.	92,851	2,605,399
Marriott International, Inc.	20,880	806,803
Mattel, Inc.	22,971	452,529
McDonald’s Corp.	74,523	2,915,340
McGraw-Hill Cos., Inc.	21,385	1,240,972
Meredith Corp.	2,366	116,715
NIKE, Inc. Cl B	11,640	1,019,897
New York Times Co. Cl A	8,780	201,764
Newell Rubbermaid, Inc.	16,827	476,541
News Corp, Inc.	141,998	2,790,261
Nordstrom, Inc.	13,879	587,082
Office Depot, Inc.*	17,214	683,396
OfficeMax, Inc.	4,509	183,697
Omnicom Group, Inc.	10,440	977,184
Penney (J.C.) Co., Inc.	13,625	931,814
Pulte Homes, Inc.	12,863	409,815
RadioShack Corp.	8,247	159,167
Sears Holding Corp.*	5,055	799,145
Sherwin-Williams Co.	6,848	381,981
Snap-On, Inc.	3,528	157,172
Stanley Works	4,917	245,112
Staples, Inc.	44,149	1,074,145
Starbucks Corp.*	45,946	1,564,461
TJX Companies, Inc.	27,316	765,667
Target Corp.	52,182	2,883,056
Tiffany & Co.	8,395	278,714
Time Warner, Inc.	247,145	4,505,453
Tribune Co.	11,585	379,061
Univision Communications, Inc.	15,247	523,582
V F Corp.	5,393	393,419
Wendy’s International, Inc.	7,151	479,117
Whirlpool Corp.	4,754	399,859
Windstream Corp.	28,810	380,004
Wyndham Worldwide Corp*	12,176	340,563
Yum! Brands, Inc.	16,444	855,910
eBay, Inc.*	71,390	2,024,620
		71,954,099

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.7%)
Alberto-Culver Co. Cl A*	4,742	239,898
Altria Group, Inc.	127,217	9,738,461
Anheuser-Busch Cos., Inc.	46,714	2,219,382
Archer-Daniels-Midland Co.	39,847	1,509,404
Avon Products, Inc.	27,205	834,105
Brown-Forman Corp. Cl B	4,772	365,774
CVS Corp.	49,117	1,577,638
Campbell Soup Co.	14,014	511,511
Clorox Co.	9,186	578,718
Coca-Cola Co.	123,843	5,533,305
Coca-Cola Enterprises	16,748	348,861
Colgate-Palmolive Co.	31,382	1,948,822
ConAgra Foods, Inc.	31,043	759,933
Constellation Brands, Inc.Cl A	12,815	368,816
Costco Wholesale Corp.	28,438	1,412,800
Dean Foods Co.*	8,111	340,824
Estee Lauder Co. Cl A	7,851	316,631
FNMA	58,819	3,288,570
General Mills, Inc.	21,440	1,213,504
Heinz (H.J.) Co.	20,144	844,638
Hershey Food Corp.	10,673	570,472
Kellogg Co.	15,188	752,110
Kimberly Clark Corp.	27,845	1,819,949
Kroger Co.	43,907	1,016,008
McCormick & Co., Inc.	8,011	304,258
Molson Coors Brewing Co.	2,774	191,129
Pepsi Bottling Group, Inc.	8,255	293,053
PepsiCo, Inc.	100,189	6,538,334
Proctor & Gamble Co.	192,947	11,958,855
Reynolds American Inc	10,417	645,541
Safeway, Inc.	27,018	819,996
Sara Lee Corp.	46,193	742,322
Supervalu, Inc.	12,861	381,329
Sysco Corp.	37,587	1,257,285
Tyson Foods, Inc.	15,311	243,139
UST, Inc.	9,773	535,854
Wal-Mart Stores, Inc.	149,476	7,372,156
Walgreen Co.	61,256	2,719,154
Whole Foods Market, Inc.	8,579	509,850

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL Cont’d.)
Wrigley (Wm.) Jr. Co.	13,324	613,703
		73,236,092
ENERGY (9.2%)
Anadarko Petroleum	27,921	1,223,777
Apache Corp.	20,008	1,264,506
Ashland, Inc.	3,846	245,298
BJ Services Co.	18,179	547,733
Baker Hughes, Inc.	19,990	1,363,318
Chesapeake Energy Corp.	22,994	666,366
ChevronTexaco Corp.	133,570	8,663,350
ConocoPhillips	100,136	5,961,096
Consol Energy, Inc.	11,142	353,536
Devon Energy Corp.	26,802	1,692,546
EOG Resources, Inc.	14,743	959,032
El Paso Corp.	42,292	576,863
Exxon Mobil Corp.	361,270	24,241,217
HESS Corp.	14,661	607,259
Halliburton Co.	62,662	1,782,734
Kinder Morgan, Inc.	6,511	682,678
Marathon Oil Corp.	21,765	1,673,729
Murphy Oil Corp.	11,354	539,883
Nabors Industries, Ltd.*	19,205	571,349
National-Oilwell, Inc.*	10,658	624,026
Noble Corporation*	8,330	534,619
Occidental Petroleum	52,355	2,518,799
Rowan Cos., Inc.	6,709	212,206
Schlumberger, Ltd.	71,953	4,463,245
Smith International, Inc.	12,339	478,753
Sunoco, Inc.	7,925	492,856
Transocean, Inc.*	19,147	1,402,135
Valero Energy Corp.	37,243	1,916,897
Weatherford Int’l., Ltd.*	21,027	877,246
Williams Cos., Inc.	36,206	864,237
XTO Energy, Inc.	22,225	936,339
		68,937,628
FINANCIAL (21.2%)
Ace, Ltd.	19,761	1,081,520
Aflac, Inc.	30,150	1,379,664
Allstate Corp.	38,255	2,399,736

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
AmSouth Bancorporation	20,810	604,322
Ambac Financial Group, Inc.	6,437	532,662
American Express Co.	73,826	4,140,162
American Int’l. Group, Inc.	157,925	10,464,110
Ameriprise Financial, Inc.	14,813	694,730
Aon Corp.	19,110	647,256
Apartment Investment & Mgmt.Co	5,917	321,944
Archstone-Smith Trust	13,020	708,809
BB & T Corp.	32,636	1,428,804
Bank of America Corp.	275,034	14,733,571
Bank of New York Co., Inc.	46,375	1,635,182
Bear Stearns Cos., Inc.	7,315	1,024,832
Boston Properties	6,946	717,800
CIT Group, Inc.	12,083	587,596
Capital One Financial Corp.	18,603	1,463,312
Charles Schwab Corp.	62,843	1,124,890
Chicago Mercantile Exchange	2,162	1,033,976
Chubb Corp.	24,964	1,297,129
Cincinnati Financial Corp.	10,527	505,928
Citigroup, Inc.	300,439	14,922,805
Comerica, Inc.	9,857	561,060
Commerce Bancorp (N.J.)	11,333	416,034
Compass Bancshares, Inc.	7,863	448,034
Countrywide Financial Corp.	37,192	1,303,208
E*Trade Financial Corp.*	25,960	620,963
Equity Office Properties	21,277	845,974
Equity Residential	17,681	894,305
Federated Investors, Inc.	5,505	186,124
Fifth Third Bancorp	33,903	1,291,026
First Tennessee Natl. Bank	7,532	286,291
Franklin Resources, Inc.	10,130	1,071,247
Freddie Mac	41,991	2,785,263
Genworth Financial, Inc.	27,650	968,026
Golden West Financial Corp.	16,152	1,247,742
Goldman Sachs Group, Inc.	26,234	4,438,006
Hartford Fin, Svc .Gp., Inc.	18,489	1,603,921
Huntington Bancshares, Inc.	14,435	345,430
J.P. Morgan Chase & Co.	210,956	9,906,494
Janus Capital Group	12,559	247,663

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
KeyCorp.	24,508	917,580
Kimco Realty Corp.	13,161	564,212
Legg Mason, Inc.	7,970	803,854
Lehman Brothers Hlds.	32,646	2,411,234
Lincoln National Corp.	17,449	1,083,234
Loews Corp.	27,777	1,052,748
M & T Bank Corp.	4,722	566,451
MBIA, Inc.	8,189	503,132
MGIC Investment Corp.	5,133	307,826
Marsh & McLennan Cos., Inc.	33,447	941,533
Marshall & Ilsley Corp.	15,453	744,526
Mellon Financial Corp.	25,006	977,735
Merrill Lynch & Co., Inc.	53,870	4,213,711
MetLife, Inc.	46,148	2,615,669
Moody’s Corp.	14,390	940,818
Morgan Stanley	65,142	4,749,503
National City Corp.	36,757	1,345,306
North Fork Bancorp, Inc.	28,309	810,770
Northern Trust Corp.	11,388	665,401
PNC Financial Services Group	17,897	1,296,459
Plum Creek Timber Co.	10,891	370,730
Principal Financial Group Inc.	16,364	888,238
Progressive Corp. of Ohio	46,928	1,151,613
Prologis Trust	14,895	849,909
Prudential Financial, Inc.	29,473	2,247,316
Public Storage, Inc.	7,365	633,316
Realogy Corp.*	12,820	290,758
Regions Financial Corp.	27,629	1,016,471
SLM Corporation	24,918	1,295,238
Safeco Corp.	7,071	416,694
Simon Property Group	13,440	1,217,933
Sovereign Bancorp, Inc.	21,793	468,767
St. Paul Travelers Co., Inc.	41,987	1,968,770
State Street Corp.	20,123	1,255,675
Suntrust Banks, Inc.	22,169	1,713,220
Synovus Financial Corp.	19,691	578,325
T. Rowe Price Group, Inc.	15,902	760,911
Torchmark Corp.	6,012	379,417
UNUM Provident Corp.	20,815	403,603

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
US Bancorp	107,998	3,587,694
Vornado Realty Trust	7,407	807,363
Wachovia Corp.	99,392	5,546,074
Washington Mutual, Inc.	58,550	2,545,169
Wells Fargo & Company	204,623	7,403,260
XL Capital Limited	10,956	752,677
Zions Bancorporation	6,483	517,408
		159,495,802
HEALTHCARE (12.2%)
Abbott Laboratories	92,843	4,508,456
Aetna, Inc.	33,283	1,316,343
Allergan, Inc.	9,164	1,031,958
Amerisource Bergen Corp.	12,249	553,655
Amgen, Inc.*	71,135	5,088,287
Applera Corp.-Applied Biosys	11,075	366,693
Bard (C.R.), Inc.	6,290	471,750
Barr Pharmaceuticals, Inc.*	6,459	335,480
Bausch & Lomb, Inc.	3,267	163,775
Baxter International, Inc.	39,645	1,802,262
Becton Dickinson & Co.	14,870	1,050,863
Biogen Idec, Inc.*	20,880	932,918
Biomet, Inc.	14,879	478,955
Boston Scientific Corp.*	71,583	1,058,713
Bristol-Myers Squibb Co.	119,505	2,978,065
CIGNA Corp.	6,739	783,880
Cardinal Health, Inc.	24,643	1,620,031
Caremark Rx, Inc.	25,943	1,470,190
Coventry Health Care*	9,656	497,477
Express Scripts, Inc.*	8,371	631,927
Forest Laboratories, Inc.*	19,323	977,937
Genzyme Corp. (Genl. Div)*	15,884	1,071,693
Gilead Sciences, Inc.*	27,762	1,907,249
HCA, Inc.	25,761	1,285,216
Health Management Associates	14,602	305,182
Hospira, Inc.*	9,541	365,134
Humana, Inc.*	10,031	662,949
IMS Health, Inc.	12,245	326,207
Johnson & Johnson	177,751	11,543,150
King Pharmaceuticals, Inc.*	14,773	251,584

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Laboratory Corp. of America*	7,608	498,857
Lilly (Eli) & Co.	59,763	3,406,491
Manor Care, Inc.	4,476	234,005
McKesson Corp.	18,190	958,977
Medco Health Solutions*	17,862	1,073,685
Medimmune, Inc.*	14,550	425,006
Medtronic, Inc.	69,845	3,243,602
Merck & Co., Inc.	132,241	5,540,898
Millipore Corp.*	3,238	198,489
Mylan Laboratories, Inc.	12,811	257,885
Patterson Cos., Inc.*	8,444	283,803
PerkinElmer, Inc.	7,632	144,474
Pfizer, Inc.	443,095	12,566,174
Quest Diagnostics, Inc.	9,826	600,958
Schering-Plough Corp.	90,019	1,988,520
St. Jude Medical, Inc.*	21,430	756,265
Stryker Corp.	18,036	894,405
Tenet Healthcare Corp.*	28,641	233,138
Thermo Electron Corp.*	9,577	376,663
UnitedHealth Group, Inc.	81,856	4,027,315
Waters Corp.*	6,226	281,913
Watson Pharmaceuticals, Inc.*	6,212	162,568
WellPoint, Inc.*	37,664	2,902,011
Wyeth	81,774	4,157,390
Zimmer Holdings, Inc.*	14,751	995,693
		92,047,164
INDUSTRIAL (12.0%)
3M Company	45,773	3,406,427
Allied Waste Industries*	15,413	173,705
American Power Conversion	10,302	226,232
American Standard Cos.	10,603	445,008
Apollo Group, Inc. Cl A*	8,504	418,737
Avery Dennison Corp.	5,737	345,195
Block (H. & R.), Inc.	19,548	424,974
Boeing Co.	48,306	3,808,928
Burlington North Santa Fe	21,996	1,615,386
CBS Corp. Cl B	47,439	1,336,357
CSX Corp.	26,953	884,867
Caterpillar, Inc.	39,849	2,622,064

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Cintas Corp.	8,299	338,848
Cooper Industries, Ltd.*	5,563	474,079
Cummins, Inc.	3,194	380,821
Danaher Corp.	14,379	987,406
Deere & Co.	14,050	1,178,935
Donnelley R.R. & Sons	13,144	433,226
Dover Corp.	12,368	586,738
Eaton Corp.	9,115	627,568
Emerson Electric Co.	24,775	2,077,631
Equifax, Inc.	7,695	282,483
FedEx Corp.	18,620	2,023,622
Fisher Scientific Intl.*	7,561	591,573
Fluor Corp.	5,323	409,285
General Dynamics Corp.	24,515	1,756,990
General Electric Co.	627,341	22,145,137
Goodrich Corporation	7,579	307,101
Google, Inc.*	12,947	5,203,399
Grainger (W.W.), Inc.	4,575	306,617
Honeywell International, Inc.	49,766	2,035,429
ITT Industries, Inc.	11,223	575,403
Illinois Tool Works, Inc.	25,537	1,146,611
Ingersoll Rand Co.*	19,552	742,585
L-3 Communications Hldgs., Inc	7,476	585,595
Lockheed Martin Corp.	21,637	1,862,080
Masco Corp.	24,192	663,345
Monster Worldwide, Inc.*	7,801	282,318
Navistar International Corp.*	3,749	96,799
Norfolk Southern	25,148	1,107,769
Northrop Grumman Corp.	20,936	1,425,114
PACCAR, Inc.	15,150	863,853
Pall Corp.	7,586	233,725
Parker Hannifin Corp.	7,305	567,818
Pitney Bowes, Inc.	13,462	597,309
Raytheon Co.	27,268	1,309,137
Robert Half Intl., Inc.	10,410	353,628
Rockwell Automation, Inc.	10,692	621,205
Rockwell Collins	10,416	571,213
Ryder System, Inc.	3,767	194,679
Southwest Airlines Co.	47,769	795,832

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Starwood Hotels & Resort World	13,236	756,967
Textron, Inc.	7,673	671,388
Tyco International, Ltd.	122,432	3,426,872
Union Pacific Corp.	16,368	1,440,384
United Parcel Service Cl B	65,693	4,725,954
United Technologies Corp.	61,464	3,893,744
Verisign, Inc.*	14,897	300,919
Viacom Inc. - Class B.*	43,113	1,602,941
Waste MGT Inc.	32,845	1,204,755
		90,474,710
TECHNOLOGY (13.9%)
ADC Telecommunications, Inc.*	7,124	106,860
Adobe Systems, Inc.*	35,196	1,318,090
Advanced Micro Devices, Inc.*	29,527	733,746
Affiliated Computer Svcs.*	7,206	373,703
Agilent Technologies, Inc.*	24,835	811,856
Altera Corp.*	21,834	401,309
Analog Devices, Inc.	21,442	630,180
Apple Computer, Inc.*	51,685	3,981,296
Applied Materials, Inc.	84,579	1,499,586
Autodesk, Inc.*	14,080	489,702
Automatic Data Processing	33,761	1,598,246
Avaya, Inc.*	27,770	317,689
BMC Software, Inc.*	12,456	339,052
Broadcom Corp. Cl A*	28,498	864,629
CA Inc.	26,908	637,451
Ciena Corp.*	5,131	139,820
Cisco Systems, Inc.*	370,973	8,532,379
Citrix Systems, Inc.*	11,170	404,466
Computer Sciences Corp.*	10,435	512,567
Compuware Corp.*	22,638	176,350
Comverse Technology, Inc.*	12,276	263,197
Convergys Corp.*	8,437	174,224
Corning, Inc.*	94,786	2,313,726
Dell, Inc.*	138,044	3,152,925
EMC Corp.*	139,677	1,673,330
Electronic Arts, Inc.*	18,636	1,037,652
Electronic Data Systems Corp.	31,455	771,277
Embarq Corp.	9,062	438,329

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
First Data Corp.	46,498	1,952,916
Fiserv, Inc.*	10,588	498,589
Freescale Semiconductor Cl A*	24,652	937,022
Hewlett-Packard Co.	166,444	6,106,830
IBM Corp.	92,481	7,577,893
Intel Corp.	350,516	7,210,114
Intuit, Inc.*	20,765	666,349
JDS Uniphase Corp.*	102,388	224,230
Jabil Circuit, Inc.	11,223	320,641
Juniper Networks Inc.*	34,380	594,086
KLA Tencor Corp.	12,098	537,998
LSI Logic Corp.*	24,283	199,606
Lexmark Int’l, Inc.*	6,095	351,438
Linear Technology Corp.	18,306	569,683
Lucent Technologies*	272,368	637,341
Maxim Integrated Products, Inc.	19,488	547,028
Micron Technology, Inc.*	44,354	771,760
Microsoft Corp.	524,875	14,344,833
Molex, Inc. Cl A	8,594	334,908
Motorola, Inc.	148,887	3,722,175
NCR Corp.*	10,951	432,345
NVIDIA Corporation*	21,422	633,877
National Semiconductor Corp.	18,089	425,634
Network Appliance, Inc.*	22,624	837,314
Novell, Inc.*	20,601	126,078
Novellus Systems, Inc.*	7,489	207,146
Oracle Corp.*	245,113	4,348,305
PMC Sierra, Inc.*	12,700	75,438
Parametric Technology Corp.*	6,785	118,466
Paychex, Inc.	20,570	758,005
QLogic Corp.*	9,683	183,009
Qualcomm, Inc.	100,384	3,648,958
Sabre Group Holdings, Inc.	8,009	187,331
Sandisk Corp.*	11,908	637,554
Sanmina Corp.*	32,380	121,101
Solectron Corp.*	55,577	181,181
Sun Microsystems, Inc.*	213,255	1,059,877
Symantec Corp.*	60,112	1,279,183
Symbol Technologies, Inc.	15,431	229,305

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Tektronix, Inc.	5,088	147,196
Tellabs, Inc.*	27,206	298,178
Teradyne, Inc.*	11,972	157,552
Texas Instruments, Inc.	93,134	3,096,706
Unisys Corp.*	20,891	118,243
Xerox Corp.*	59,445	924,964
Xilinx, Inc.	20,654	453,355
Yahoo!, Inc.*	75,540	1,909,651
		104,395,029
TELECOMMUNICATIONS (3.3%)
AT&T	236,037	7,685,365
Alltel Corp.	23,587	1,309,078
BellSouth Corp.	110,344	4,717,206
CenturyTel, Inc.	7,074	280,626
Citizens Communications Co.	19,497	273,738
Qwest Communications Intl.*	97,255	848,064
Sprint Nextel Corp.	181,543	3,113,463
Verizon Communications	176,153	6,540,561
		24,768,101
UTILITIES (3.3%)
AES Corp.*	40,194	819,556
Allegheny Energy, Inc.*	10,002	401,780
Ameren Corp.	12,510	660,403
American Electric Power, Inc.	23,942	870,771
CMS Energy Corp.*	13,466	194,449
Centerpoint Energy, Inc.	18,946	271,307
Consolidated Edison, Inc.	14,978	691,984
Constellation Energy Group	10,918	646,346
DTE Energy Co.	10,802	448,391
Dominion Resources, Inc.	21,442	1,640,099
Duke Energy Corp	76,144	2,299,549
Dynergy, Inc.*	22,985	127,337
Edison International	19,799	824,430
Entergy Corp.	12,662	990,548
Exelon Corp.	40,684	2,463,009
FPL Group, Inc.	24,576	1,105,920
FirstEnergy Corp.	20,044	1,119,658
Keyspan Corporation	10,636	437,565
NiSource, Inc.	16,578	360,406

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Nicor, Inc.	2,706	115,709
PG & E Corp.	21,152	880,981
PPL Corporation	23,152	761,701
Peoples Energy Corp.	2,338	95,040
Pinnacle West Capital Corp.	6,045	272,327
Progress Energy, Inc.	15,396	698,670
Public Svc. Enterprise Group	15,297	936,023
Sempra Energy	15,874	797,669
Southern Co.	45,108	1,554,422
TXU Corp.	28,037	1,752,872
Teco Energy, Inc.	12,695	198,677
Xcel Energy, Inc.	24,670	509,436
		24,947,035

TOTAL COMMON STOCKS (Cost: $600,882,870) 97.2%		731,004,703

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)	4.91	10/26/06	1,000,000	996,419
U.S. Treasury Bill (a)	4.78	12/14/06	100,000	99,006
				1,095,425
COMMERCIAL PAPER (2.7%)
Kimberly Clark	5.24	10/05/06	2,250,000	2,248,357
UPS	5.09	10/02/06	17,930,000	17,924,929
				20,173,286

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,268,707) 2.8%				21,268,711

TEMPORARY CASH INVESTMENTS**(Cost: $10,900) 0.0% (1)				10,900

TOTAL INVESTMENTS (Cost: $622,162,477) 100.0%				752,284,314

OTHER NET ASSETS 0.0% (1)				275,173

NET ASSETS 100.0%				$752,559,487

(1)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

59 S&P Stock Index Futures Contracts	December 2006	$19,844,650	$242,900

Face Value of futures purchased and outstanding as percentage of total investments in securities: 2.6%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Equity Index Fund are:

Unrealized Appreciation	$174,985,312
Unrealized Depreciation	(48,612,770)
Net	$126,372,542
Cost of Investments	$625,911,772

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.	4,074	270,391
Alcoa, Inc.	16,027	449,397
Allegheny Technologies, Inc.	1,860	115,673
Ball Corp.	1,926	77,907
Bemis Co.	1,929	63,387
Dow Chemical Co.	17,737	691,388
Du Pont EI de Nemours	17,042	730,079
Eastman Chemical Co.	1,521	82,164
Ecolab, Inc.	3,303	141,434
Freeport-McMoran Copper Cl B	3,632	193,440
Hercules, Inc.*	2,091	32,975
International Paper Co.	8,405	291,065
Intl. Flavors & Fragrances	1,454	57,491
Louisiana-Pacific Corp.	1,954	36,677
MeadWestvaco Corp.	3,350	88,809
Monsanto Co.	10,036	471,792
Newmont Mining Corp. Hldg. Co.	8,314	355,424
Nucor Corp.	5,700	282,093
PPG Industries, Inc.	3,047	204,393
Pactiv Corp.*	2,551	72,499
Phelps Dodge Corp.	3,771	319,404
Praxair, Inc.	5,960	352,594
Rohm & Haas Co.	2,654	125,667
Sealed Air Corp.	1,501	81,234
Sigma-Aldrich Corp.	1,232	93,225
Temple-Inland, Inc.	2,011	80,641
United States Steel Group	2,275	131,222
Vulcan Materials Co.	1,784	139,598
Weyerhaeuser Co.	4,553	280,146
		6,312,209
CONSUMER, CYCLICAL (5.4%)
Amazon.com, Inc.*	5,809	186,585
AutoZone, Inc.*	984	101,647
Autonation, Inc.*	2,835	59,252
Bed Bath & Beyond, Inc.*	5,218	199,641
Best Buy Co., Inc.	7,517	402,611
Big Lots, Inc.*	2,013	39,878
Black & Decker Corp.	1,369	108,630

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	1,714	53,460
Carnival Corp.	8,227	386,916
Centex Corp.	2,191	115,290
Circuit City Group, Inc.	2,607	65,462
Clear Channel Communications*	9,176	264,728
Coach, Inc.*	6,764	232,682
Comcast Corp. Cl A*	38,692	1,425,800
D.R. Horton, Inc.	5,036	120,612
Darden Restaurants, Inc.	2,701	114,711
Dillard’s, Inc. Cl A	1,118	36,592
Disney (Walt) Co.	38,643	1,194,455
Dollar General Corp.	5,768	78,618
Dow Jones & Co.	1,201	40,282
EW Scripps Co. Cl A	1,541	73,860
Eastman Kodak Co.	5,311	118,966
Family Dollar Stores, Inc.	2,803	81,960
Federated Dept Stores	10,049	434,217
Ford Motor Co.*	34,777	281,346
Fortune Brands, Inc.	2,789	209,482
Gannett Co., Inc.	4,375	248,631
Gap, Inc.	9,957	188,685
General Motors Corp.	10,457	347,800
Genuine Parts Co.	3,167	136,593
Goodyear Tire & Rubber Co.*	3,278	47,531
Harley-Davidson, Inc.	4,848	304,212
Harman Intl. Inds	1,205	100,545
Harrah’s Entertainment, Inc.	3,435	228,187
Hasbro, Inc.	3,024	68,796
Hilton Hotels Corp.	7,133	198,654
Home Depot, Inc.	38,161	1,384,099
International Game Technology	6,275	260,413
Interpublic Grp. of Cos., Inc.	8,150	80,685
Johnson Controls, Inc.	3,616	259,412
Jones Apparel Group, Inc.	2,086	67,670
KB Home	1,452	63,598
Kohl’s Corp.*	6,053	392,961
Leggett & Platt	3,340	83,600
Lennar Corp.	2,565	116,066

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Limited Brands, Inc.	6,280	166,357
Liz Claiborne, Inc.	1,908	75,385
Lowe’s Companies, Inc.	28,249	792,667
Marriott International, Inc.	6,353	245,480
Mattel, Inc.	6,989	137,683
McDonald’s Corp.	22,673	886,968
McGraw-Hill Cos., Inc.	6,506	377,543
Meredith Corp.	720	35,518
NIKE, Inc. Cl B	3,541	310,262
New York Times Co. Cl A	2,665	61,242
Newell Rubbermaid, Inc.	5,119	144,970
News Corp, Inc.	43,202	848,919
Nordstrom, Inc.	4,223	178,633
Office Depot, Inc.*	5,237	207,909
OfficeMax, Inc.	1,372	55,895
Omnicom Group, Inc.	3,176	297,274
Penney (J.C.) Co., Inc.	4,145	283,477
Pulte Homes, Inc.	3,918	124,827
RadioShack Corp.	2,509	48,424
Sears Holding Corp.*	1,538	243,142
Sherwin-Williams Co.	2,083	116,190
Snap-On, Inc.	1,069	47,624
Stanley Works	1,496	74,576
Staples, Inc.	13,432	326,801
Starbucks Corp.*	13,978	475,951
TJX Companies, Inc.	8,311	232,957
Target Corp.	15,883	877,536
Tiffany & Co.	2,554	84,793
Time Warner, Inc.	75,192	1,370,750
Tribune Co.	3,525	115,338
Univision Communications, Inc.	4,639	159,303
V F Corp.	1,641	119,711
Wendy’s International, Inc.	2,176	145,792
Whirlpool Corp.	1,446	121,623
Windstream Corp.	8,765	115,610

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wyndham Worldwide Corp*	3,704	103,601
Yum! Brands, Inc.	5,003	260,406
eBay, Inc.*	21,720	615,979
		21,892,937
CONSUMER, NON-CYCLICAL (5.5%)
Alberto-Culver Co. Cl A*	1,443	73,001
Altria Group, Inc.	38,705	2,962,868
Anheuser-Busch Cos., Inc.	14,216	675,402
Archer-Daniels-Midland Co.	12,123	459,219
Avon Products, Inc.	8,283	253,957
Brown-Forman Corp. Cl B	1,452	111,296
CVS Corp.	15,187	487,806
Campbell Soup Co.	4,264	155,636
Clorox Co.	2,795	176,085
Coca-Cola Co.	37,678	1,683,453
Coca-Cola Enterprises	5,095	106,129
Colgate-Palmolive Co.	9,548	592,931
ConAgra Foods, Inc.	9,445	231,214
Constellation Brands, Inc.Cl A	3,899	112,213
Costco Wholesale Corp.	8,652	429,831
Dean Foods Co.*	2,468	103,705
Estee Lauder Co. Cl A	2,388	96,308
FNMA	17,895	1,000,509
General Mills, Inc.	6,523	369,202
Heinz (H.J.) Co.	6,129	256,989
Hershey Food Corp.	3,247	173,552
Kellogg Co.	4,621	228,832
Kimberly Clark Corp.	8,471	553,665
Kroger Co.	13,358	309,104
McCormick & Co., Inc.	2,437	92,557
Molson Coors Brewing Co.	844	58,152
Pepsi Bottling Group, Inc.	2,511	89,141
PepsiCo, Inc.	30,481	1,989,190
Proctor & Gamble Co.	58,702	3,638,350
Reynolds American Inc	3,169	196,383
Safeway, Inc.	8,220	249,477
Sara Lee Corp.	14,054	225,848
Supervalu, Inc.	3,913	116,020

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Sysco Corp.	11,436	382,534
Tyson Foods, Inc.	4,658	73,969
UST, Inc.	2,969	162,790
Wal-Mart Stores, Inc.	45,476	2,242,876
Walgreen Co.	18,636	827,252
Whole Foods Market, Inc.	2,610	155,112
Wrigley (Wm.) Jr. Co.	4,054	186,727
		22,289,285
ENERGY (5.2%)
Anadarko Petroleum	8,495	372,336
Apache Corp.	6,087	384,698
Ashland, Inc.	1,170	74,623
BJ Services Co.	5,531	166,649
Baker Hughes, Inc.	6,082	414,792
Chesapeake Energy Corp.	6,996	202,744
ChevronTexaco Corp.	40,637	2,635,716
ConocoPhillips	30,465	1,813,581
Consol Energy, Inc.	3,390	107,565
Devon Energy Corp.	8,154	514,925
EOG Resources, Inc.	4,485	291,749
El Paso Corp.	12,867	175,506
Exxon Mobil Corp.	109,913	7,375,162
HESS Corp.	4,460	184,733
Halliburton Co.	19,064	542,371
Kinder Morgan, Inc.	1,981	207,708
Marathon Oil Corp.	6,622	509,232
Murphy Oil Corp.	3,454	164,238
Nabors Industries, Ltd.*	5,843	173,829
National-Oilwell, Inc.*	3,242	189,819
Noble Corporation*	2,535	162,696
Occidental Petroleum	15,928	766,296
Rowan Cos., Inc.	2,041	64,557
Schlumberger, Ltd.	21,891	1,357,899
Smith International, Inc.	3,754	145,655
Sunoco, Inc.	2,411	149,940
Transocean, Inc.*	5,825	426,565
Valero Energy Corp.	11,322	582,743
Weatherford Int’l., Ltd.*	6,397	266,883

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Williams Cos., Inc.	11,015	262,928
XTO Energy, Inc.	6,762	284,883
		20,973,021
FINANCIAL (12.0%)
Ace, Ltd.	6,012	329,037
Aflac, Inc.	9,173	419,756
Allstate Corp.	11,639	730,114
AmSouth Bancorporation	6,331	183,852
Ambac Financial Group, Inc.	1,958	162,025
American Express Co.	22,461	1,259,613
American Int’l. Group, Inc.	48,047	3,183,594
Ameriprise Financial, Inc.	4,507	211,378
Aon Corp.	5,814	196,920
Apartment Investment & Mgmt. Co.	1,800	97,938
Archstone-Smith Trust	3,961	215,637
BB & T Corp.	9,929	434,692
Bank of America Corp.	83,676	4,482,523
Bank of New York Co., Inc.	14,109	497,483
Bear Stearns Cos., Inc.	2,219	310,882
Boston Properties	2,113	218,357
CIT Group, Inc.	3,667	178,326
Capital One Financial Corp.	5,660	445,216
Charles Schwab Corp.	19,119	342,230
Chicago Mercantile Exchange	658	314,689
Chubb Corp.	7,595	394,636
Cincinnati Financial Corp.	3,203	153,936
Citigroup, Inc.	91,406	4,540,136
Comerica, Inc.	2,999	170,703
Commerce Bancorp (N.J.)	3,448	126,576
Compass Bancshares, Inc.	2,392	136,296
Countrywide Financial Corp.	11,315	396,478
E*Trade Financial Corp.*	7,898	188,920
Equity Office Properties	6,473	257,366
Equity Residential	5,379	272,070
Federated Investors, Inc.	1,675	56,632
Fifth Third Bancorp	10,315	392,795
First Tennessee Natl. Bank	2,292	87,119
Franklin Resources, Inc.	3,082	325,922

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Freddie Mac	12,775	847,366
Genworth Financial, Inc.	8,412	294,504
Golden West Financial Corp.	4,914	379,607
Goldman Sachs Group, Inc.	7,981	1,350,146
Hartford Fin, Svc .Gp., Inc.	5,625	487,969
Huntington Bancshares, Inc.	4,392	105,101
J.P. Morgan Chase & Co.	64,181	3,013,940
Janus Capital Group	3,821	75,350
KeyCorp.	7,456	279,153
Kimco Realty Corp.	4,004	171,651
Legg Mason, Inc.	2,430	245,090
Lehman Brothers Hlds.	9,932	733,578
Lincoln National Corp.	5,309	329,583
Loews Corp.	8,451	320,293
M & T Bank Corp.	1,437	172,383
MBIA, Inc.	2,491	153,047
MGIC Investment Corp.	1,562	93,673
Marsh & McLennan Cos., Inc.	10,176	286,454
Marshall & Ilsley Corp.	4,702	226,542
Mellon Financial Corp.	7,608	297,473
Merrill Lynch & Co., Inc.	16,389	1,281,948
MetLife, Inc.	14,040	795,787
Moody’s Corp.	4,378	286,234
Morgan Stanley	19,819	1,445,003
National City Corp.	11,183	409,298
North Fork Bancorp, Inc.	8,613	246,676
Northern Trust Corp.	3,465	202,460
PNC Financial Services Group	5,445	394,436
Plum Creek Timber Co.	3,313	112,775
Principal Financial Group Inc.	4,979	270,260
Progressive Corp. of Ohio	14,277	350,358
Prologis Trust	4,532	258,596
Prudential Financial, Inc.	8,967	683,734
Public Storage, Inc.	2,242	192,790
Realogy Corp.*	3,900	88,452
Regions Financial Corp.	8,406	309,257
SLM Corporation	7,581	394,060
Safeco Corp.	2,151	126,758

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Simon Property Group	4,089	370,545
Sovereign Bancorp, Inc.	6,630	142,611
St. Paul Travelers Co., Inc.	12,774	598,973
State Street Corp.	6,114	381,514
Suntrust Banks, Inc.	6,745	521,254
Synovus Financial Corp.	5,991	175,956
T. Rowe Price Group, Inc.	4,838	231,498
Torchmark Corp.	1,829	115,428
UNUM Provident Corp.	6,333	122,797
US Bancorp	32,857	1,091,510
Vornado Realty Trust	2,253	245,577
Wachovia Corp.	30,237	1,687,225
Washington Mutual, Inc.	17,813	774,331
Wells Fargo & Company	62,255	2,252,386
XL Capital Limited	3,333	228,977
Zions Bancorporation	1,972	157,385
		48,523,599
HEALTHCARE (6.9%)
Abbott Laboratories	28,247	1,371,674
Aetna, Inc.	10,126	400,483
Allergan, Inc.	2,788	313,957
Amerisource Bergen Corp.	3,727	168,460
Amgen, Inc.*	21,642	1,548,052
Applera Corp.-Applied Biosys	3,369	111,548
Bard (C.R.), Inc.	1,905	142,875
Barr Pharmaceuticals, Inc.*	1,965	102,062
Bausch & Lomb, Inc.	990	49,629
Baxter International, Inc.	12,062	548,339
Becton Dickinson & Co.	4,524	319,711
Biogen Idec, Inc.*	6,353	283,852
Biomet, Inc.	4,527	145,724
Boston Scientific Corp.*	21,778	322,097
Bristol-Myers Squibb Co.	36,358	906,041
CIGNA Corp.	2,050	238,456
Cardinal Health, Inc.	7,497	492,853
Caremark Rx, Inc.	7,893	447,296
Coventry Health Care*	2,938	151,366
Express Scripts, Inc.*	2,547	192,273

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Forest Laboratories, Inc.*	5,879	297,536
Genzyme Corp. (Genl. Div)*	4,832	326,015
Gilead Sciences, Inc.*	8,446	580,240
HCA, Inc.	7,838	391,038
Health Management Associates	4,442	92,838
Hospira, Inc.*	2,903	111,098
Humana, Inc.*	3,052	201,707
IMS Health, Inc.	3,725	99,234
Johnson & Johnson	54,079	3,511,890
King Pharmaceuticals, Inc.*	4,494	76,533
Laboratory Corp. of America*	2,315	151,795
Lilly (Eli) & Co.	18,182	1,036,374
Manor Care, Inc.	1,355	70,839
McKesson Corp.	5,534	291,752
Medco Health Solutions*	5,434	326,638
Medimmune, Inc.*	4,427	129,313
Medtronic, Inc.	21,250	986,850
Merck & Co., Inc.	40,233	1,685,763
Millipore Corp.*	979	60,013
Mylan Laboratories, Inc.	3,898	78,467
Patterson Cos., Inc.*	2,569	86,344
PerkinElmer, Inc.	2,330	44,107
Pfizer, Inc.	134,807	3,823,127
Quest Diagnostics, Inc.	2,990	182,868
Schering-Plough Corp.	27,387	604,979
St. Jude Medical, Inc.*	6,520	230,091
Stryker Corp.	5,487	272,100
Tenet Healthcare Corp.*	8,714	70,932
Thermo Electron Corp.*	2,914	114,608
UnitedHealth Group, Inc.	24,904	1,225,277
Waters Corp.*	1,894	85,760
Watson Pharmaceuticals, Inc.*	1,890	49,461
WellPoint, Inc.*	11,459	882,916
Wyeth	24,879	1,264,848
Zimmer Holdings, Inc.*	4,488	302,940
		28,003,039

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (6.8%)
3M Company	13,926	1,036,373
Allied Waste Industries*	4,689	52,845
American Power Conversion	3,134	68,823
American Standard Cos.	3,226	135,395
Apollo Group, Inc. Cl A*	2,587	127,384
Avery Dennison Corp.	1,745	104,997
Block (H. & R.), Inc.	5,947	129,288
Boeing Co.	14,697	1,158,858
Burlington North Santa Fe	6,692	491,460
CBS Corp. Cl B	14,433	406,578
CSX Corp.	8,200	269,206
Caterpillar, Inc.	12,124	797,759
Cintas Corp.	2,525	103,096
Cooper Industries, Ltd.*	1,700	144,874
Cummins, Inc.	967	115,295
Danaher Corp.	4,375	300,431
Deere & Co.	4,274	358,631
Donnelley R.R. & Sons	3,999	131,807
Dover Corp.	3,763	178,517
Eaton Corp.	2,773	190,921
Emerson Electric Co.	7,538	632,137
Equifax, Inc.	2,341	85,938
FedEx Corp.	5,665	615,672
Fisher Scientific Intl.*	2,300	179,952
Fluor Corp.	1,611	123,870
General Dynamics Corp.	7,458	534,515
General Electric Co.	190,862	6,737,429
Goodrich Corporation	2,306	93,439
Google, Inc.*	3,939	1,583,084
Grainger (W.W.), Inc.	1,392	93,292
Honeywell International, Inc.	15,141	619,267
ITT Industries, Inc.	3,414	175,036
Illinois Tool Works, Inc.	7,770	348,873
Ingersoll Rand Co.*	5,949	225,943
L-3 Communications Hldgs., Inc	2,275	178,201
Lockheed Martin Corp.	6,583	566,533
Masco Corp.	7,360	201,811
Monster Worldwide, Inc.*	2,373	85,879

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Navistar International Corp.*	1,135	29,306
Norfolk Southern	7,651	337,027
Northrop Grumman Corp.	6,370	433,606
PACCAR, Inc.	4,601	262,349
Pall Corp.	2,308	71,109
Parker Hannifin Corp.	2,214	172,094
Pitney Bowes, Inc.	4,096	181,740
Raytheon Co.	8,296	398,291
Robert Half Intl., Inc.	3,161	107,379
Rockwell Automation, Inc.	3,253	188,999
Rockwell Collins	3,169	173,788
Ryder System, Inc.	1,146	59,225
Southwest Airlines Co.	14,533	242,120
Starwood Hotels & Resort World	4,027	230,304
Textron, Inc.	2,334	204,225
Tyco International, Ltd.	37,249	1,042,599
Union Pacific Corp.	4,980	438,240
United Parcel Service Cl B	19,986	1,437,793
United Technologies Corp.	18,700	1,184,645
Verisign, Inc.*	4,532	91,546
Viacom Inc. - Class B.*	13,117	487,690
Waste MGT Inc.	9,993	366,543
		27,524,027
TECHNOLOGY (7.9%)
ADC Telecommunications, Inc.*	2,167	32,505
Adobe Systems, Inc.*	10,708	401,015
Advanced Micro Devices, Inc.*	8,983	223,228
Affiliated Computer Svcs.*	2,192	113,677
Agilent Technologies, Inc.*	7,556	247,006
Altera Corp.*	6,643	122,098
Analog Devices, Inc.	6,524	191,740
Apple Computer, Inc.*	15,725	1,211,297
Applied Materials, Inc.	25,733	456,246
Autodesk, Inc.*	4,284	148,998
Automatic Data Processing	10,272	486,276
Avaya, Inc.*	8,449	96,657
BMC Software, Inc.*	3,790	103,164
Broadcom Corp. Cl A*	8,670	263,048

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
CA Inc.	8,187	193,950
Ciena Corp.*	1,561	42,537
Cisco Systems, Inc.*	112,865	2,595,895
Citrix Systems, Inc.*	3,398	123,042
Computer Sciences Corp.*	3,175	155,956
Compuware Corp.*	6,887	53,650
Comverse Technology, Inc.*	3,735	80,078
Convergys Corp.*	2,567	53,009
Corning, Inc.*	28,838	703,936
Dell, Inc.*	41,999	959,257
EMC Corp.*	42,495	509,090
Electronic Arts, Inc.*	5,670	315,706
Electronic Data Systems Corp.	9,570	234,656
Embarq Corp.	2,757	133,356
First Data Corp.	14,147	594,174
Fiserv, Inc.*	3,221	151,677
Freescale Semiconductor Cl A*	7,500	285,075
Hewlett-Packard Co.	50,639	1,857,945
IBM Corp.	28,136	2,305,464
Intel Corp.	106,641	2,193,605
Intuit, Inc.*	6,317	202,713
JDS Uniphase Corp.*	31,151	68,221
Jabil Circuit, Inc.	3,415	97,567
Juniper Networks Inc.*	10,460	180,749
KLA Tencor Corp.	3,681	163,694
LSI Logic Corp.*	7,388	60,729
Lexmark Int’l, Inc.*	1,854	106,902
Linear Technology Corp.	5,570	173,338
Lucent Technologies*	82,865	193,904
Maxim Integrated Products, Inc.	5,929	166,427
Micron Technology, Inc.*	13,494	234,796
Microsoft Corp.	159,688	4,364,270
Molex, Inc. Cl A	2,612	101,790
Motorola, Inc.	45,297	1,132,425
NCR Corp.*	3,332	131,547
NVIDIA Corporation*	6,517	192,838
National Semiconductor Corp.	5,504	129,509
Network Appliance, Inc.*	6,883	254,740

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Novell, Inc.*	6,268	38,360
Novellus Systems, Inc.*	2,279	63,037
Oracle Corp.*	74,573	1,322,925
PMC Sierra, Inc.*	3,864	22,952
Parametric Technology Corp.*	2,064	36,037
Paychex, Inc.	6,258	230,607
QLogic Corp.*	2,946	55,679
Qualcomm, Inc.	30,541	1,110,165
Sabre Group Holdings, Inc.	2,442	57,118
Sandisk Corp.*	3,623	193,975
Sanmina Corp.*	9,851	36,843
Solectron Corp.*	16,909	55,123
Sun Microsystems, Inc.*	64,881	322,459
Symantec Corp.*	18,289	389,190
Symbol Technologies, Inc.	4,695	69,768
Tektronix, Inc.	1,539	44,523
Tellabs, Inc.*	8,277	90,716
Teradyne, Inc.*	3,647	47,995
Texas Instruments, Inc.	28,335	942,139
Unisys Corp.*	6,356	35,975
Xerox Corp.*	18,086	281,418
Xilinx, Inc.	6,284	137,934
Yahoo!, Inc.*	22,982	580,985
		31,761,095
TELECOMMUNICATIONS (1.9%)
AT&T	71,812	2,338,199
Alltel Corp.	7,176	398,268
BellSouth Corp.	33,571	1,435,160
CenturyTel, Inc.	2,152	85,370
Citizens Communications Co.	5,932	83,285
Qwest Communications Intl.*	29,589	258,016
Sprint Nextel Corp.	55,233	947,246
Verizon Communications	53,593	1,989,908
		7,535,452
UTILITIES (1.9%)
AES Corp.*	12,229	249,349
Allegheny Energy, Inc.*	3,043	122,237
Ameren Corp.	3,806	200,919

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
American Electric Power, Inc.	7,284	264,919
CMS Energy Corp.*	4,097	59,161
Centerpoint Energy, Inc.	5,764	82,540
Consolidated Edison, Inc.	4,557	210,533
Constellation Energy Group	3,322	196,662
DTE Energy Co.	3,287	136,443
Dominion Resources, Inc.	6,524	499,021
Duke Energy Corp	23,166	699,613
Dynergy, Inc.*	6,993	38,741
Edison International	6,024	250,839
Entergy Corp.	3,852	301,342
Exelon Corp.	12,378	749,364
FPL Group, Inc.	7,477	336,465
FirstEnergy Corp.	6,098	340,634
Keyspan Corporation	3,236	133,129
NiSource, Inc.	5,044	109,657
Nicor, Inc.	817	34,935
PG & E Corp.	6,435	268,018
PPL Corporation	7,044	231,748
Peoples Energy Corp.	707	28,740
Pinnacle West Capital Corp.	1,839	82,847
Progress Energy, Inc.	4,684	212,560
Public Svc. Enterprise Group	4,654	284,778
Sempra Energy	4,829	242,657
Southern Co.	13,724	472,929
TXU Corp.	8,530	533,296
Teco Energy, Inc.	3,862	60,440
Xcel Energy, Inc.	7,506	154,999
		7,589,515

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $176,465,915) 55.1%		222,404,179

*Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.78	12/14/06	800,000	792,044
U.S. Treasury Bill (a)	4.91	10/26/06	200,000	199,284
				991,328
COMMERCIAL PAPER (3.1%)
Anheuser-Busch Co.	5.28	10/02/06	1,850,000	1,849,457
DuPont EI Nemour (Res)	5.20	10/24/06	500,000	498,266
UPS	5.09	10/02/06	10,000,000	9,997,172
				12,344,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,336,196) 3.3%				13,336,223

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $189,802,111) 58.4%				235,740,402

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

40 S&P Stock Index Futures Contracts	December 2006	$13,454,000	$163,000

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 3.3%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (0.9%)
Cytec Industries, Inc.	6,791	377,512
Dow Chemical Co.	17,702	690,024
Glatfelter	9,806	132,871
Longview Fibre Co.	19,776	401,848
Lubrizol Corp.	9,451	432,194
Oregon Steel Mills, Inc.*	4,489	219,377
Phelps Dodge Corp.	13,923	1,179,278
TETRA Technologies*	11,525	200,766
		3,633,870
CONSUMER, CYCLICAL (4.8%)
AAR Corp*	14,973	356,956
Aaron Rents, Inc	8,346	191,791
Audiovox Corp. Cl A*	55,471	772,156
AutoZone, Inc.*	975	100,718
Belo Corporation	22,440	354,776
Best Buy Co., Inc.	8,596	460,402
CSK Auto Corp*	14,914	210,287
Carnival Corp.	11,724	551,380
Charming Shoppes, Inc.*	11,659	166,491
Children’s Place Retail Stores	2,300	147,269
Circuit City Group, Inc.	12,547	315,055
Coach, Inc.*	7,507	258,241
Comcast Corp. Cl A*	14,970	551,645
Crown Holdings, Inc.*	51,089	950,255
Gamestop Corp.*	9,232	427,257
Gap, Inc.	38,122	722,412
Gymboree Corp.*	7,925	334,277
Hartmarx Corp.*	20,800	140,816
Hibbett Sporting Goods, Inc.*	17,366	454,642
Home Depot, Inc.	7,849	284,683
Home Solutions of America, Inc	21,925	120,149
Hudson Highland Group*	14,772	144,766
ICT Group, Inc.*	3,175	99,917
International Game Technology	15,294	634,701
Jo-Ann Stores, Inc.*	15,980	267,186
Johnson Controls, Inc.	7,703	552,613
Kohl’s Corp.*	2,569	166,779
Landry’s Restaurant, Inc.	14,101	425,145

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lithia Motors, Inc. Cl A	5,442	134,526
Lone Star Steakhouse*	18,940	525,964
Marvel Entertainment Inc*	4,400	106,216
Modine Manufacturing Co.	12,270	298,529
Omnicom Group, Inc.	5,592	523,411
P.F. Changs China Bistro, Inc.	7,200	249,912
Payless Shoesource, Inc.*	26,705	664,955
Penney (J.C.) Co., Inc.	4,505	308,097
Pinnacle Entertainment, Inc.*	13,644	383,669
RC2 Corp.*	2,725	91,397
Rare Hospitality Int’l., Inc.*	4,775	145,924
Red Robin Gourmet Burgers*	8,049	371,139
Staples, Inc.	19,206	467,282
Starbucks Corp.*	15,706	534,789
Sunopta*	15,963	168,729
Sunterra Corporation*	38,474	435,910
Target Corp.	11,211	619,408
The Bombay Company, Inc.*	45,886	62,864
Tupperware Corp.	18,730	364,486
Tween Brands, Inc.*	4,425	166,380
V F Corp.	7,073	515,975
Wild Oaks Markets, Inc.*	17,408	281,487
Windstream Corp.	21,307	281,039
Winnebago Industries, Inc.	5,646	177,171
Wolverine World Wide, Inc.	41,644	1,178,942
		19,220,966
CONSUMER, NON-CYCLICAL (2.8%)
Alkermes, Inc.*	10,639	168,628
Boston Beer Co., Inc. Cl A*	4,190	137,642
CVS Corp.	16,430	527,732
Chattem, Inc.*	9,507	333,886
Colgate-Palmolive Co.	11,206	695,893
Conmed Corp.*	10,333	218,130
Flowers Foods, Inc.	6,670	179,290
Forrester Research Inc*	8,474	222,951
General Mills, Inc.	7,463	422,406
Hain Celestial Group Inc.*	5,450	139,302
Hershey Food Corp.	10,450	558,553

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Hologic, Inc.*	10,421	453,522
Longs Drug Stores Corp.	10,202	469,394
PepsiCo, Inc.	18,131	1,183,229
Proctor & Gamble Co.	36,374	2,254,461
Safeway, Inc.	21,537	653,648
Sovran Self-Storage, Inc.	2,250	124,988
Vector Group, Ltd.	28,476	461,881
Wal-Mart Stores, Inc.	23,412	1,154,680
Watson Wyatt Worldwide Inc	7,450	304,854
Whole Foods Market, Inc.	8,484	504,204
		11,169,274
ENERGY (3.2%)
CNX Gas Corp.*	26,100	604,737
Denbury Resources, Inc.*	12,101	349,719
Devon Energy Corp.	3,481	219,825
Ellora Energy Inc*	21,800	261,600
Exxon Mobil Corp.	65,250	4,378,275
Halliburton Co.	38,853	1,105,368
Helix Energy Solutions Group*	14,259	476,251
Holly Corp.	17,746	768,934
NS Group, Inc.*	2,892	186,679
Range Resources Corp.	46,415	1,171,515
Schlumberger, Ltd.	14,508	899,931
Transocean, Inc.*	12,120	887,548
Unisource Energy Corp.	13,588	452,888
Valero Energy Corp.	17,129	881,630
Whittier Energy*	74,100	463,125
		13,108,025
FINANCIAL (9.5%)
Acadia Realty Trust	8,706	222,003
Allstate Corp.	10,452	655,654
American Home Mortgage Inves	6,213	216,647
American Int’l. Group, Inc.	18,399	1,219,118
AmericanWest Bancorp	8,303	176,439
Argonaut Group, Inc.*	7,262	225,340
Assured Guaranty Co.*	19,026	493,344
Asta Funding Inc.	4,040	151,460
Bank Mutual Corp.	34,238	415,307

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bank of America Corp.	43,495	2,330,027
Bank of the Ozarks	3,450	116,852
BankAtlantic Bancorp, Inc.	25,732	365,909
Banner Corporation	6,548	268,730
Bear Stearns Cos., Inc.	8,095	1,134,110
Brookline Bankcorp	39,600	544,500
Capital Lease Funding, Inc.	7,440	82,510
Capital One Financial Corp.	10,964	862,428
Choice Hotels Intl., Inc.	12,875	526,588
Citigroup, Inc.	50,621	2,514,345
Columbia Banking System	8,389	268,532
Conseco, Inc.*	17,198	360,986
Equity Inns, Inc.	30,252	481,612
Euronet Worldwide*	15,256	374,535
FBR Capital Markets Corp.*	29,100	436,500
First Financial Holdings, Inc.	7,893	270,098
First Niagara Financial Grp.	31,488	459,095
First State Bank Corporation	24,687	641,121
FirstFed Financial Corp.*	2,800	158,816
Friedman, Billings, Ramsey Grp	11,560	92,827
Getty Realty Corp.	5,860	171,581
Glacier Bancorp, Inc.	14,860	507,766
Goldman Sachs Group, Inc.	4,639	784,780
Hartford Fin, Svc .Gp., Inc.	7,574	657,045
Highwoods Properties, Inc.	10,100	375,821
ISHARES Russel Midcap	18,009	1,302,591
ISHARES Russel Midcap	4,920	362,899
ISHARES Russel Midcap	5,030	362,009
Iberia Bank Corp.	2,287	139,507
Intl. Securities Exchange Inc.	4,400	206,316
JER Investors Trust, Inc.	13,748	235,916
Jackson Hewitt Tax Service	7,814	234,498
KNBT Bancorp, Inc.	24,848	399,556
Knight Capital Group, Inc.*	10,013	182,237
La Salle Hotel Properties	9,421	408,306
LandAmerica Financial Group	7,778	511,715
Lazard, Ltd. Cl A*	9,432	377,091
Legg Mason, Inc.	3,568	359,868

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
MAF Bancorp	11,353	468,765
Medical Properties Trust Inc	38,965	521,741
Merrill Lynch & Co., Inc.	19,764	1,545,940
MetLife, Inc.	15,886	900,418
Mid-America Apt. Communities	5,590	342,220
Morgan Stanley	8,338	607,924
National Financial Partners	8,877	364,223
NewAlliance Bankshare	45,369	664,656
PHH Corp.*	28,630	784,462
Pennsylvania REIT	5,479	233,241
Phoenix Companies, Inc.	28,000	392,000
PrivateBancorp, Inc.	4,759	217,581
Prologis Trust	8,009	456,994
Provident Financial Services	26,582	492,033
Safeco Corp.	10,710	631,140
Santander Bancorp	10,210	192,867
Sterling Financial Corp.	11,493	372,718
Sws Group, Inc.	12,160	302,662
Taberna Realty Fin. Trust	50,000	745,000
Taylor Capital Gowth, Inc.	3,210	94,856
Texas Regional Bancshares	7,947	305,562
Tower Group, Inc.	11,764	392,329
Vintage Wine Trust, Inc.	45,210	406,890
Wachovia Corp.	23,982	1,338,196
Wells Fargo & Company	55,916	2,023,041
		38,442,394
HEALTHCARE (4.1%)
Abbott Laboratories	22,015	1,069,048
Adolor Corporation*	7,650	106,106
Advanced Medical Optics, Inc.*	2,447	96,779
Aetna, Inc.	13,531	535,151
Allscripts Healthcare Solution	12,950	291,116
Amgen, Inc.*	17,624	1,260,645
Arthrocare Corp.*	2,946	138,050
Caliper Life Sciences, Inc.*	25,646	125,152
Caremark Rx, Inc.	7,036	398,730
Conceptus, Inc.*	19,373	342,708
DJ Orthopedics, Inc.*	10,432	433,241

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Digene Corp.*	6,583	284,056
Enzon, Inc.*	40,510	334,208
Genesis HealthCare Corp.*	4,583	218,288
Genzyme Corp. (Genl. Div)*	6,443	434,709
HCA, Inc.	9,383	468,118
Human Genome Sciences, Inc.*	20,373	235,104
Humana, Inc.*	4,043	267,202
Inverness Medical Innovations*	11,482	399,114
Johnson & Johnson	31,688	2,057,819
KOS Pharmaceuticals Inc Com*	12,000	593,040
Keryx Biopharmaceuticals, Inc.	5,973	70,661
Kyphon, Inc.*	5,462	204,388
Medimmune, Inc.*	4,427	129,313
Medtronic, Inc.	17,271	802,065
Myogen, Inc.*	5,890	206,621
Nuvasive, Inc.*	7,364	148,090
OSI Pharmaceuticals, Inc.*	1,570	57
PSS World Medical Inc.*	7,450	148,926
Pfizer, Inc.	50,865	1,442,531
Psychiatric Solutions*	9,641	328,662
Senomyx, Inc.*	5,891	90,545
St. Jude Medical, Inc.*	7,181	253,417
Steris Corp.	7,118	171,259
Theravance, Inc.*	8,025	216,996
Thoratec Corp.*	7,446	116,232
Valeant Pharmaceuticals	14,781	292,368
Ventana Medical Systems, Inc.*	9,053	369,634
Viasys Healthcare, Inc.*	10,575	288,063
Wyeth	24,450	1,243,038
		16,611,250
INDUSTRIAL (5.7%)
3M Company	9,626	716,367
Actuant Corp. Cl A	4,876	244,288
Acuity Brands, Inc.	6,237	283,160
Agnico-Eagle Mines, Ltd.	25,393	790,484
Allis-Chalmers Corp*	14,950	218,868
Apogee Enterprises, Inc.	30,943	470,643
Aspect Medical Systems, Inc.*	8,304	141,749

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Baker (Michael) Corp.*	5,172	105,302
Benchmark Electronics*	13,727	368,982
Boeing Co.	4,988	393,304
Bronco Drilling Co., Inc.*	12,022	211,347
Bucyrus International , Inc.	5,075	215,282
Champion Enterprises, Inc.*	65,034	448,735
Curtis Wright Corp. Cl B	6,522	197,943
Cymer, Inc.*	6,482	284,625
DIODES, Inc.*	2,188	94,456
EastGroup Properties, Inc.	2,488	124,052
Eclipsys Corp.*	10,411	186,461
FLIR Systems Inc.*	16,450	446,782
Felcor Lodging Trust, Inc.	4,340	87,017
Filenet Corp.*	4,255	148,202
Frozen Foods Express Ind.*	20,824	158,054
General Cable Corp.*	18,303	699,358
General Electric Co.	88,868	3,137,040
Genesee & Wyoming, Inc. Cl A*	13,132	304,925
Genlyte Group, Inc.*	5,089	362,337
Google, Inc.*	1,379	554,220
Granite Construction	3,713	198,089
Greenbrier Companies, Inc.	8,980	260,510
HUB Group, Inc. Cl A*	10,921	248,780
Harmonic, Inc.*	27,056	198,862
Healthcare Services Group	8,770	220,653
Heidrick & Struggles Intl., Inc.*	6,500	234,000
Hydril Company*	5,238	293,642
ICO, Inc.*	29,729	196,806
ITT Industries, Inc.	14,038	719,728
Illinois Tool Works, Inc.	9,037	405,761
Komag, Inc.*	4,955	158,362
Labor Ready, Inc.*	7,225	115,094
Ladish Co Inc*	5,250	151,620
Lincoln Electric Holdings	6,353	345,921
Littelfuse, Inc.*	6,962	241,581
Lockheed Martin Corp.	10,211	878,759
Miller (Herman), Inc.	8,187	280,077
Moog, Inc. Cl A*	5,396	187,025

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Northrop Grumman Corp.	11,104	755,849
RTI International Metals, Inc.*	4,850	211,363
RailAmerica, Inc.*	67,884	741,293
Regal-Beloit Corp.	7,057	306,980
Semitool, Inc.*	20,755	214,607
Siligan Holdings, Inc.	13,208	496,092
Starwood Hotels & Resort World	8,998	514,596
Texas Industries, Inc.	5,733	298,460
Tyco International, Ltd.	20,545	575,055
United Parcel Service Cl B	10,313	741,917
United Technologies Corp.	11,294	715,475
Universal Forest Products	8,294	406,821
Waste Connections, Inc.*	6,348	240,653
Wright Express Corp.*	7,725	185,864
		23,134,278
TECHNOLOGY (6.7%)
Activision, Inc.*	18,859	284,770
Adtran, Inc.	6,484	154,578
Akami Technologies*	6,096	304,738
Altiris, Inc.*	7,609	160,473
Anixter International, Inc.	9,802	553,518
Ansys, Inc.*	4,255	187,985
Apple Computer, Inc.*	10,927	841,706
Arris Group, Inc.*	34,272	392,756
Aspen Technology, Inc.*	19,963	217,995
Automatic Data Processing	10,113	478,748
Broadcom Corp. Cl A*	21,423	649,973
Checkpoint Systems*	6,340	104,672
Cisco Systems, Inc.*	66,086	1,519,977
CommScope, Inc.*	23,345	767,117
Computer Programs & Systems	5,073	166,242
Corning, Inc.*	31,532	769,696
Cypress Semiconductor Corp.*	11,525	204,799
Dell, Inc.*	18,090	413,176
Digital Insight Corporation*	5,932	173,926
Digitas*	20,384	196,094
Dot Hill Systems*	41,970	163,683
EMC Corp.*	18,883	226,218

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Electronics For Imaging, Inc.*	21,174	484,461
Equinix Inc*	2,175	130,718
Fairchild Semiconductor Intl.*	12,087	226,027
FormFactor, Inc.*	5,275	222,236
Freescale Semiconductor Cl A*	11,867	451,065
Global Imaging Systems., Inc.*	13,450	296,842
Hewlett-Packard Co.	24,168	886,724
IBM Corp.	11,092	908,878
Imation Corp.	6,261	251,379
Informatica Corp.*	11,250	152,888
Intel Corp.	54,277	1,116,478
Lecroy Corp.*	19,083	262,964
Marlin Business Services*	9,265	193,639
Medics Pharmaceutical Corp.	26,120	844,982
Microsemi Corp.*	8,418	158,679
Microsoft Corp.	95,445	2,608,513
Motorola, Inc.	17,430	435,750
Netlogic Microsystems, Inc.*	12,900	327,273
Neustar, Inc. Cl A*	6,055	168,026
Open Text Corp*	20,427	365,643
Oracle Corp.*	61,337	1,088,118
Palm, Inc.*	5,264	76,644
Parametric Technology Corp.*	13,657	238,451
Perot Systems Corp. Cl A*	12,589	173,602
Powerwave Technologies, Inc.*	40,255	305,938
Qualcomm, Inc.	20,076	729,763
Red Hat, Inc.*	10,507	221,488
Rogers Corp.*	10,035	619,661
SPSS, Inc.*	8,639	215,370
Sonosite, Inc.*	7,765	220,526
Syniverse Holdings, Inc.*	22,415	336,225
Tech Data Corp.*	12,120	442,744
Technitrol, Inc.	19,067	569,150
Texas Instruments, Inc.	9,847	327,413
Tibco Software, Inc.*	20,227	181,638
ValueClick , Inc.*	18,859	349,645
Varian Semiconductor Equip.*	11,373	417,389
Viasat, Inc.*	17,718	444,367

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Wabtech	12,844	348,458
Website Pros, Inc.*	10,680	115,985
aQuantive, Inc.*	11,282	266,481
		27,115,061
TELECOMMUNICATIONS (0.7%)
AT&T	31,326	1,019,975
CT Communications, Inc.	9,408	204,342
Cincinnati Bell, Inc.*	39,039	188,168
Sprint Nextel Corp.	33,722	578,332
Verizon Communications	23,201	861,453
		2,852,270
UTILITIES (1.3%)
Avista Corp.	9,219	218,306
Constellation Energy Group	6,263	370,770
Dominion Resources, Inc.	10,362	792,589
Exelon Corp.	19,490	1,179,925
FirstEnergy Corp.	7,737	432,189
Northwestern Corp.	10,984	384,220
PNM Resources, Inc.	21,945	605,024
Sempra Energy	11,150	560,288
Sierra Pacific Resources*	32,563	466,953
Westar Energy, Inc.	15,911	374,068
		5,384,332

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $144,050,862) 39.7%		160,671,720

	Shares	Value($)
PREFERRED STOCKS
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	216,062

TOTAL PREFERRRED STOCKS (Cost: $335,500) 0.1%		216,062

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	07/15/10	460,000	460,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
Anheuser-Busch Co.	5.28	10/02/06	4,111,000	4,109,795
Anheuser-Busch Co.	5.25	10/02/06	1,860,000	1,859,458
Lowe’s Companies, Inc.	5.35	10/02/06	1,400,000	1,399,584
				7,368,837

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,368,835) 1.8%				7,368,837

TEMPORARY CASH INVESTMENTS**(Cost: $109,800) 0.0% (1)				109,800

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $152,324,982) 41.7%				168,826,419

TOTAL INVESTMENTS (Cost: $342,127,108) 100.1%				404,566,821

OTHER NET ASSETS -0.1%				(314,697)

NET ASSETS 100.0%				$404,252,124

(1)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the All America Fund are:

Unrealized Appreciation	$82,372,079
Unrealized Depreciation	(23,906,286)
Net	$58,465,793
Cost of Investments	$346,101,006

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.9%)
Cytec Industries, Inc.	38,390	2,134,100
Glatfelter	53,808	729,098
Longview Fibre Co.	112,536	2,286,732
Lubrizol Corp.	55,149	2,521,964
Oregon Steel Mills, Inc.*	24,590	1,201,713
		8,873,607
CONSUMER, CYCLICAL (14.6%)
Audiovox Corp. Cl A*	311,229	4,332,308
Belo Corporation	123,253	1,948,630
CSK Auto Corp*	81,902	1,154,818
Charming Shoppes, Inc.*	66,778	953,590
Crown Holdings, Inc.*	291,709	5,425,787
Hartmarx Corp.*	113,715	769,851
Jo-Ann Stores, Inc.*	73,953	1,236,494
Landry’s Restaurant, Inc.	61,364	1,850,125
Lithia Motors, Inc. Cl A	31,335	774,601
Lone Star Steakhouse*	84,516	2,347,009
Modine Manufacturing Co.	67,208	1,635,171
Payless Shoesource, Inc.*	42,295	1,053,146
Sunterra Corporation*	210,176	2,381,294
The Bombay Company, Inc.*	251,873	345,066
Tupperware Corp.	102,641	1,997,394
Windstream Corp.	122,133	1,610,934
Wolverine World Wide, Inc.	126,031	3,567,938
		33,384,156
CONSUMER, NON-CYCLICAL (3.5%)
Boston Beer Co., Inc. Cl A*	22,983	754,992
Conmed Corp.*	58,003	1,224,443
Flowers Foods, Inc.	36,572	983,055
Longs Drug Stores Corp.	56,833	2,614,886
Vector Group, Ltd.	156,030	2,530,807
		8,108,183
ENERGY (5.7%)
CNX Gas Corp.*	116,555	2,700,579
Ellora Energy Inc*	119,800	1,437,600
Holly Corp.	31,590	1,368,795
Range Resources Corp.	110,098	2,778,874

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Unisource Energy Corp.	78,130	2,604,073
Whittier Energy*	356,440	2,227,750
		13,117,671
FINANCIAL (33.6%)
American Home Mortgage Inves	37,352	1,302,464
AmericanWest Bancorp	47,528	1,009,970
Assured Guaranty Co.*	111,226	2,884,090
Asta Funding Inc.	23,079	865,232
Bank Mutual Corp.	195,060	2,366,078
BankAtlantic Bancorp, Inc.	141,259	2,008,703
Banner Corporation	30,430	1,248,847
Brookline Bankcorp	226,356	3,112,395
Capital Lease Funding, Inc.	40,648	450,786
Columbia Banking System	38,985	1,247,910
Conseco, Inc.*	98,619	2,070,013
Equity Inns, Inc.	172,103	2,739,880
FBR Capital Markets Corp.*	159,700	2,395,500
First Niagara Financial Grp.	183,659	2,677,748
First State Bank Corporation	89,965	2,336,391
FirstFed Financial Corp.*	15,915	902,699
Friedman, Billings, Ramsey Grp	62,049	498,253
Glacier Bancorp, Inc.	49,322	1,685,333
Highwoods Properties, Inc.	59,714	2,221,958
ISHARES Russel Midcap	26,970	1,989,307
ISHARES Russel Midcap	27,610	1,987,092
Iberia Bank Corp.	13,055	796,355
JER Investors Trust, Inc.	75,149	1,289,557
KNBT Bancorp, Inc.	144,900	2,329,992
Knight Capital Group, Inc.*	58,443	1,063,663
LandAmerica Financial Group	45,476	2,991,866
MAF Bancorp	66,145	2,731,127
Medical Properties Trust Inc	204,166	2,733,783
Mid-America Apt. Communities	32,763	2,005,751
NewAlliance Bankshare	189,207	2,771,883
PHH Corp.*	137,956	3,779,994
Pennsylvania REIT	32,340	1,376,714
Phoenix Companies, Inc.	153,637	2,150,918
Provident Financial Services	154,976	2,868,606
Santander Bancorp	53,395	1,008,632

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sterling Financial Corp.	63,107	2,046,560
Sws Group, Inc.	69,578	1,731,796
Taberna Realty Fin. Trust	209,000	3,114,100
Taylor Capital Gowth, Inc.	17,610	520,376
Vintage Wine Trust, Inc.	189,970	1,709,730
		77,022,052
HEALTHCARE (2.4%)
Advanced Medical Optics, Inc.*	13,402	530,049
Conceptus, Inc.*	47,281	836,401
Enzon, Inc.*	221,998	1,831,484
Genesis HealthCare Corp.*	26,701	1,271,769
Inverness Medical Innovations*	32,031	1,113,398
		5,583,101
INDUSTRIAL (13.3%)
Agnico-Eagle Mines, Ltd.	75,515	2,350,782
Apogee Enterprises, Inc.	169,821	2,582,977
Aspect Medical Systems, Inc.*	45,394	774,876
Baker (Michael) Corp.*	27,156	552,896
Benchmark Electronics*	32,066	861,934
Bronco Drilling Co., Inc.*	64,824	1,139,606
Champion Enterprises, Inc.*	368,865	2,545,169
Felcor Lodging Trust, Inc.	23,770	476,589
Frozen Foods Express Ind.*	109,986	834,794
General Cable Corp.*	68,217	2,606,572
Genlyte Group, Inc.*	9,383	668,070
Greenbrier Companies, Inc.	49,096	1,424,275
Healthcare Services Group	50,561	1,272,115
Komag, Inc.*	28,495	910,700
RailAmerica, Inc.*	381,124	4,161,874
Semitool, Inc.*	64,960	671,686
Siligan Holdings, Inc.	72,339	2,717,053
Texas Industries, Inc.	31,458	1,637,703
Universal Forest Products	44,628	2,189,003
		30,378,674
TECHNOLOGY (11.2%)
Anixter International, Inc.	59,473	3,358,439
Checkpoint Systems*	36,353	600,187
CommScope, Inc.*	79,799	2,622,194
Dot Hill Systems*	229,495	895,030

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Electronics For Imaging, Inc.*	64,533	1,476,514
Fairchild Semiconductor Intl.*	68,223	1,275,770
Global Imaging Systems., Inc.*	73,674	1,625,985
Imation Corp.	36,021	1,446,243
Lecroy Corp.*	38,780	534,388
Marlin Business Services*	52,912	1,105,861
Palm, Inc.*	28,842	419,940
Perot Systems Corp. Cl A*	70,607	973,671
Powerwave Technologies, Inc.*	128,655	977,778
Rogers Corp.*	20,940	1,293,045
Syniverse Holdings, Inc.*	52,020	780,300
Tech Data Corp.*	66,485	2,428,697
Technitrol, Inc.	104,517	3,119,832
Website Pros, Inc.*	58,675	637,211
		25,571,085
TELECOMMUNICATIONS (1.0%)
CT Communications, Inc.	54,808	1,190,430
Cincinnati Bell, Inc.*	213,929	1,031,138
		2,221,568
UTILITIES (4.2%)
Avista Corp.	53,846	1,275,073
Northwestern Corp.	29,681	1,038,241
PNM Resources, Inc.	91,913	2,534,041
Sierra Pacific Resources*	184,165	2,640,926
Westar Energy, Inc.	91,525	2,151,753
		9,640,034

TOTAL COMMON STOCKS (Cost: $211,191,400) 93.4%		213,900,131

*Non-income preducing security.

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.4%)
Quanta Capital Holdings	57,230	921,403

TOTAL PREFERRRED STOCKS (Cost: $1,000,971) 0.4%		921,403

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.8%)
GSC Capital Corp.	7.25	07/15/10	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.8%				1,890,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.5%)
Federal Home Loan Bank	4.40	10/02/06	5,680,000	5,678,611

COMMERCIAL PAPER (4.2%)
Anheuser-Busch Co.	5.25	10/02/06	3,311,000	3,310,034
Caterpillar, Inc.	5.35	10/06/06	5,000,000	4,995,542
IBM Corp.	5.20	10/06/06	1,221,000	1,219,941
				9,525,517

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,204,128) 6.7%				15,204,128

TOTAL INVESTMENTS (Cost: $229,286,499) 101.3%				231,915,661

OTHER NET ASSETS -1.3%				(2,900,987)

NET ASSETS 100.0%				$229,014,674

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Small Cap Value Fund are:

Unrealized Appreciation	$6,686,141
Unrealized Depreciation	(4,256,679)
Net	$2,429,462
Cost of Investments	$229,486,200

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH)

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (0.5%)
TETRA Technologies*	61,300	1,067,846

CONSUMER, CYCLICAL (14.5%)
AAR Corp*	79,692	1,899,857
Aaron Rents, Inc	44,672	1,026,563
AutoZone, Inc.*	5,150	531,995
Children’s Place Retail Stores	12,200	781,166
Gamestop Corp.*	49,099	2,272,302
Gymboree Corp.*	42,229	1,781,219
Hibbett Sporting Goods, Inc.*	92,410	2,419,294
Home Solutions of America, Inc	116,675	639,379
Hudson Highland Group*	64,759	634,638
ICT Group, Inc.*	16,925	532,630
Landry’s Restaurant, Inc.	18,262	550,599
Marvel Entertainment Inc*	23,350	563,669
P.F. Changs China Bistro, Inc.	38,300	1,329,393
Payless Shoesource, Inc.*	101,150	2,518,635
Pinnacle Entertainment, Inc.*	74,451	2,093,562
RC2 Corp.*	14,550	488,007
Rare Hospitality Int’l., Inc.*	25,375	775,460
Red Robin Gourmet Burgers*	43,150	1,989,647
Sunopta*	86,993	919,516
Tween Brands, Inc.*	23,500	883,600
Wild Oaks Markets, Inc.*	91,402	1,477,970
Winnebago Industries, Inc.	30,631	961,201
Wolverine World Wide, Inc.	99,819	2,825,876
		29,896,178
CONSUMER, NON-CYCLICAL (4.5%)
Alkermes, Inc.*	57,777	915,765
Chattem, Inc.*	50,572	1,776,089
Forrester Research Inc*	45,093	1,186,397
Hain Celestial Group Inc.*	28,974	740,575
Hologic, Inc.*	55,434	2,412,488
Sovran Self-Storage, Inc.	10,740	596,607
Watson Wyatt Worldwide Inc	39,617	1,621,128
		9,249,049

	Shares	Value($)
COMMON STOCKS:
ENERGY (5.5%)
Denbury Resources, Inc.*	64,332	1,859,195
Helix Energy Solutions Group*	76,426	2,552,628
Holly Corp.	63,758	2,762,634
NS Group, Inc.*	15,367	991,940
Range Resources Corp.	123,854	3,126,075
		11,292,472
FINANCIAL (16.3%)
Acadia Realty Trust	46,572	1,187,586
Argonaut Group, Inc.*	39,380	1,221,961
Bank of the Ozarks	18,386	622,734
Choice Hotels Intl., Inc.	68,548	2,803,613
Euronet Worldwide*	81,121	1,991,521
First Financial Holdings, Inc.	41,907	1,434,058
First State Bank Corporation	47,258	1,227,290
Getty Realty Corp.	31,696	928,059
Glacier Bancorp, Inc.	32,946	1,125,765
ISHARES Russel Midcap	95,812	6,930,082
Intl. Securities Exchange Inc.	23,425	1,098,398
Jackson Hewitt Tax Service	41,759	1,253,188
La Salle Hotel Properties	50,104	2,171,507
Lazard, Ltd. Cl A*	50,179	2,006,156
National Financial Partners	47,167	1,935,262
NewAlliance Bankshare	67,134	983,513
PrivateBancorp, Inc.	25,369	1,159,871
Texas Regional Bancshares	42,231	1,623,782
Tower Group, Inc.	62,553	2,086,143
		33,790,489
HEALTHCARE (13.5%)
Adolor Corporation*	40,945	567,907
Allscripts Healthcare Solution	68,878	1,548,377
Arthrocare Corp.*	15,885	744,371
Caliper Life Sciences, Inc.*	130,656	637,601
Conceptus, Inc.*	57,204	1,011,939
DJ Orthopedics, Inc.*	55,686	2,312,640
Digene Corp.*	34,941	1,507,704
Human Genome Sciences, Inc.*	109,465	1,263,226
Inverness Medical Innovations*	30,775	1,069,739
KOS Pharmaceuticals Inc Com*	63,901	3,157,987

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (5.5%)
Keryx Biopharmaceuticals, Inc.	31,872	377,046
Kyphon, Inc.*	29,132	1,090,119
Myogen, Inc.*	31,715	1,112,562
Nuvasive, Inc.*	39,739	799,151
PSS World Medical Inc.*	39,670	793,003
Psychiatric Solutions*	51,222	1,746,158
Senomyx, Inc.*	31,615	485,923
Steris Corp.	37,915	912,235
Theravance, Inc.*	43,585	1,178,538
Thoratec Corp.*	39,948	623,588
Valeant Pharmaceuticals	78,673	1,556,152
Ventana Medical Systems, Inc.*	47,964	1,958,370
Viasys Healthcare, Inc.*	56,863	1,548,948
		28,003,284
INDUSTRIAL (19.3%)
Actuant Corp. Cl A	25,916	1,298,392
Acuity Brands, Inc.	33,171	1,505,963
Agnico-Eagle Mines, Ltd.	62,275	1,938,621
Allis-Chalmers Corp*	79,512	1,164,056
Benchmark Electronics*	42,365	1,138,771
Bucyrus International , Inc.	26,992	1,145,001
Curtis Wright Corp. Cl B	33,378	1,013,022
Cymer, Inc.*	34,510	1,515,334
DIODES, Inc.*	11,643	502,628
EastGroup Properties, Inc.	12,087	602,658
Eclipsys Corp.*	55,980	1,002,602
FLIR Systems Inc.*	87,485	2,376,093
Filenet Corp.*	21,671	754,801
General Cable Corp.*	31,087	1,187,834
Genesee & Wyoming, Inc. Cl A*	70,544	1,638,032
Genlyte Group, Inc.*	17,921	1,275,975
Granite Construction	19,701	1,051,048
HUB Group, Inc. Cl A*	58,167	1,325,044
Harmonic, Inc.*	143,958	1,058,091
Heidrick & Struggles Intl Inc*	34,609	1,245,924
Hydril Company*	27,825	1,559,870
ICO, Inc.*	158,385	1,048,509
Labor Ready, Inc.*	39,208	624,583

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (5.5%)
Ladish Co Inc*	27,950	807,196
Lincoln Electric Holdings	33,808	1,840,846
Littelfuse, Inc.*	37,083	1,286,780
Miller (Herman), Inc.	43,565	1,490,359
Moog, Inc. Cl A*	28,668	993,633
RTI International Metals Inc*	25,809	1,124,756
Regal-Beloit Corp.	37,554	1,633,599
Semitool, Inc.*	47,475	490,892
Waste Connections Inc.*	33,701	1,277,605
Wright Express Corp*	41,117	989,275
		39,907,793
TECHNOLOGY (23.5%)
Activision, Inc.*	101,202	1,528,149
Adtran, Inc.	34,113	813,253
Akami Technologies*	32,433	1,621,325
Altiris, Inc.*	40,369	851,381
Ansys, Inc.*	22,727	1,004,078
Arris Group, Inc.*	182,152	2,087,462
Aspen Technology, Inc.*	104,833	1,144,776
CommScope, Inc.*	49,861	1,638,432
Computer Programs & Systems	27,319	895,244
Cypress Semiconductor Corp.*	61,275	1,088,857
Digital Insight Corporation*	31,727	930,236
Digitas*	108,374	1,042,558
Electronics For Imaging, Inc.*	52,973	1,212,022
Equinix Inc*	11,625	698,663
FormFactor, Inc.*	28,112	1,184,359
Informatica Corp.*	60,350	820,157
Lecroy Corp.*	63,202	870,924
Medics Pharmaceutical Corp.	139,685	4,518,810
Microsemi Corp.*	44,810	844,669
Netlogic Microsystems, Inc.*	68,726	1,743,579
Neustar, Inc. Cl A*	32,304	896,436
Open Text Corp*	108,838	1,948,200
Parametric Technology Corp.*	72,658	1,268,609
Powerwave Technologies, Inc.*	85,475	649,610
Red Hat, Inc.*	55,869	1,177,719
Rogers Corp.*	33,085	2,042,999

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (5.5%)
SPSS, Inc.*	44,465	1,108,512
Sonosite, Inc.*	42,129	1,196,464
Syniverse Holdings, Inc.*	70,322	1,054,830
Tibco Software, Inc.*	107,446	964,865
ValueClick , Inc.*	101,356	1,879,141
Varian Semiconductor Equip.*	60,772	2,230,332
Viasat, Inc.*	94,285	2,364,668
Wabtech	68,351	1,854,363
aQuantive, Inc.*	60,081	1,419,113
		48,594,795
UTILITIES (0.9%)
Northwestern Corp.	28,801	1,007,459
PNM Resources, Inc.	31,987	881,882
		1,889,341
TOTAL COMMON STOCKS (Cost: $180,546,919) 98.5%		203,691,247

*Non-income preducing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
Lowe’s Companies, Inc.	5.35	10/02/06	2,600,000	2,599,227

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,599,227) 1.3%				2,599,227

TOTAL INVESTMENTS (Cost: $183,146,146) 99.8%				206,290,474

OTHER NET ASSETS 0.2%				468,954

NET ASSETS 100.0%				$206,759,428

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Small Cap Growth Fund are:

Unrealized Appreciation	$28,821,358
Unrealized Depreciation	(6,121,340)
Net	$22,700,018
Cost of Investments	$183,590,456

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.5%)
Arch Coal, Inc.	3,688	106,620
Cytec Industries, Inc.	2,896	160,989
Eastman Chemical Co.	3,797	205,114
Huntsman Corp.*	14,376	261,643
Lubrizol Corp.	3,200	146,336
Lyondell Chemical Co.	6,745	171,121
Sonoco Products Co.	10,808	363,581
Steel Dynamics, Inc.	2,874	144,993
		1,560,397
CONSUMER, CYCLICAL (13.3%)
Belo Corporation	11,509	181,957
Black & Decker Corp.	2,686	213,134
Circuit City Group, Inc.	5,641	141,646
Crown Holdings, Inc.*	22,763	423,392
Federated Dept Stores	6,682	288,729
Fortune Brands, Inc.	2,647	198,816
Harrah’s Entertainment, Inc.	2,064	137,112
Johnson Controls, Inc.	4,472	320,821
Mohawk Industries, Inc.*	2,457	182,924
Newell Rubbermaid, Inc.	5,566	157,629
Office Depot, Inc.*	6,444	255,827
Penney (J.C.) Co., Inc.	2,871	196,348
Polo Ralph Lauren Corp.	6,369	412,011
Rent-A-Center, Inc.*	6,027	176,531
V F Corp.	3,639	265,465
Whirlpool Corp.	2,526	212,462
		3,764,804
CONSUMER, NON-CYCLICAL (6.3%)
Clorox Co.	3,117	196,371
Coca-Cola Enterprises	9,060	188,720
Dean Foods Co.*	6,517	273,844
Kroger Co.	15,662	362,419
Reynolds American Inc	5,526	342,446
Tyson Foods, Inc.	9,466	150,320
Vector Group, Ltd.	17,326	281,033
		1,795,153
ENERGY (3.4%)
CNX Gas Corp.*	10,317	239,045
Frontier Oil Crop	7,205	191,509

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Grant Prideco, Inc.*	8,138	309,488
Range Resources Corp.	8,880	224,131
		964,173
FINANCIAL (33.0%)
American Financial Group	7,507	352,304
Aon Corp.	6,557	222,086
Apartment Investment & Mgmt.Co	6,100	331,901
Associated Banc-Corp.	9,025	293,313
Assurant, Inc.	3,824	204,240
Bear Stearns Cos., Inc.	3,107	435,291
CIT Group, Inc.	5,306	258,031
Comerica, Inc.	5,345	304,237
Conseco, Inc.*	11,244	236,012
Developers Divers Rlty.	5,767	321,568
E*Trade Financial Corp.*	9,217	220,471
Equity Office Properties	11,264	447,857
Equity Residential	8,481	428,969
First American Corp.	4,545	192,435
First Tennessee Natl. Bank	7,848	298,302
Friedman, Billings, Ramsey Grp	23,113	185,597
Genworth Financial, Inc.	8,606	301,296
Host Hotels & Resorts Inc.	11,223	257,343
Huntington Bancshares, Inc.	12,288	294,052
ISHARES Russel Midcap	4,710	641,172
ISHARES Russel Midcap	3,810	355,283
KeyCorp.	10,315	386,194
M & T Bank Corp.	2,384	285,985
North Fork Bancorp, Inc.	7,054	202,027
Peoples Bank	7,611	301,472
Principal Financial Group Inc.	8,494	461,054
StanCorp Financial GP	6,444	287,596
Vornado Realty Trust	4,744	517,096
Zions Bancorporation	4,244	338,714
		9,361,898
HEALTHCARE (4.0%)
Biomet, Inc.	2,034	65,474
CIGNA Corp.	2,955	343,726
Hillenbrand Industries, Inc.	2,810	160,114
Hospira, Inc.*	4,657	178,223

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
King Pharmaceuticals, Inc.*	10,580	180,177
McKesson Corp.	3,864	203,710
		1,131,424
INDUSTRIAL (8.4%)
Agnico-Eagle Mines, Ltd.	8,896	276,932
Alliant TechSystems Inc.*	3,255	263,850
CSX Corp.	5,453	179,022
Donnelley R.R. & Sons	10,656	351,222
General Growth Pptys Inc	5,648	269,127
Mettler-Toledo International*	4,352	287,885
Southwest Airlines Co.	9,582	159,636
Textron, Inc.	2,955	258,563
Trinity Industries	7,486	240,825
Yellow Roadway Corp.*	2,686	99,489
		2,386,551
TECHNOLOGY (6.6%)
Arrow Electronics*	6,520	178,844
Computer Sciences Corp.*	2,546	125,060
DRS Technologies Inc	5,137	224,333
Electronic Data Systems Corp.	9,744	238,923
Freescale Semiconductor Cl A*	8,514	323,617
NCR Corp.*	3,900	153,972
Sybase, Inc.*	6,859	166,262
Tellabs, Inc.*	14,413	157,966
Xerox Corp.*	19,725	306,921
		1,875,898
TELECOMMUNICATIONS (1.4%)
CenturyTel, Inc.	6,823	270,668
Citizens Communications Co.	9,857	138,392
		409,060
UTILITIES (13.3%)
American Electric Power, Inc.	11,109	404,033
Constellation Energy Group	3,864	228,748
Edison International	9,234	384,503
Energen Corp.	9,476	396,760
PG & E Corp.	9,008	375,183
PPL Corporation	11,301	371,803
Pepco Holdings, Inc.	12,900	311,793
Pinnacle West Capital Corp.	6,859	308,998

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Sempra Energy	8,516	427,929
Sierra Pacific Resources*	20,809	298,401
Teco Energy, Inc.	17,261	270,135
		3,778,286

TOTAL COMMON STOCKS (Cost: $25,685,232) 95.2%		27,027,644

*Non-income preducing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (12.9%)
Federal Home Loan Bank	4.40	10/02/06	3,670,000	3,669,551

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,669,551 ) 12.9%				3,669,551

TOTAL INVESTMENTS (Cost: $29,354,783 ) 108.1%				30,697,195

OTHER NET ASSETS -8.1%				(2,289,844)

NET ASSETS 100.0%				$28,407,351

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Mid Cap Value Fund are:

Unrealized Appreciation	$1,812,505
Unrealized Depreciation	(472,202)
Net	$1,340,303
Cost of Investments	$29,356,892

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (6.0%)
Airgas, Inc.	24,511	886,563
Albemarle Corp.	12,398	673,583
Arch Coal, Inc.	45,222	1,307,368
Bowater, Inc.	17,620	362,443
Cabot Corp.	19,953	742,252
Chemtura Corp.	75,793	657,125
Commercial Metals Co.	37,753	767,518
Cytec Industries, Inc.	13,083	727,284
FMC Corp.	12,304	788,317
Ferro Corp.	13,392	238,110
Glatfelter	14,094	190,974
Longview Fibre Co.	20,715	420,929
Lubrizol Corp.	21,567	986,259
Lyondell Chemical Co.	66,373	1,683,883
Martin Marietta Materials, Inc	14,283	1,208,627
Minerals Technologies, Inc.	6,182	330,119
Olin Corp.	22,883	351,483
Packaging Corp of America	25,588	593,642
Peabody Energy Corp.	83,279	3,063,002
Potlatch Corp	12,197	452,509
RPM International Inc.	37,438	710,948
Scotts Co. Cl A	14,527	646,306
Sensient Technologies Corp.	14,608	285,879
Sonoco Products Co.	31,232	1,050,644
Steel Dynamics, Inc.	14,345	723,705
Valspar Corp.	32,034	852,104
Worthington Industries, Inc.	22,943	391,408
		21,092,984
CONSUMER, CYCLICAL (13.2%)
99 Cent Only Stores*	14,686	173,735
Abercrombie & Fitch Co. Cl A	27,749	1,928,001
Advance Auto Parts	33,117	1,090,874
Aeropostale, Inc.*	16,642	486,446
American Eagle Outfitters	42,047	1,842,920
American Greetings Corp. Cl A	18,018	416,576
Ann Taylor Stores Corp.*	22,920	959,431
Applebees Intl., Inc.	23,449	504,388
ArvinMeritor, Inc.	22,234	316,612
Bandag, Inc.	3,614	148,319

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Barnes & Noble, Inc.	16,122	611,669
Beazer Homes USA, Inc.	12,351	482,183
Belo Corporation	27,670	437,463
Blyth, Inc.	7,900	192,207
Bob Evans Farms, Inc.	11,479	347,584
Borders Group, Inc.	19,546	398,738
Borg-Warner, Inc.	18,077	1,033,462
Boyd Gaming Corp.	13,331	512,444
Brinker International, Inc.	26,060	1,044,745
CBRL Group, Inc.	9,741	393,829
Callaway Golf Co.	19,796	259,526
CarMax, Inc.*	33,538	1,398,870
Catalina Marketing Corp.	11,524	316,910
Charming Shoppes, Inc.*	38,632	551,665
Cheesecake Factory, Inc.*	24,917	677,493
Chico’s FAS, Inc.*	55,316	1,190,953
Claire’s Stores, Inc.	29,993	874,596
Coldwater Creek Inc*	18,932	544,484
Dollar Tree Stores*	32,128	994,683
Emmis Communications Cl A*	10,208	125,048
Entercom Communications	8,769	220,979
Foot Locker, Inc.	49,016	1,237,654
Furniture Brands Intl., Inc.	15,223	289,846
Gamestop Corp.*	23,684	1,096,096
Gentex Corp.	46,258	657,326
Hanesbrands, Inc.*	29,935	673,837
Harte-Hanks, Inc.	15,678	413,115
Hovanian Enterprises, Inc.*	11,484	336,941
International Speedway Corp.	11,267	561,547
Lear Corp.*	21,218	439,213
Lee Enterprises	14,456	364,869
MDC Holdings, Inc.	10,909	506,723
Media General Inc. Cl A	7,582	285,993
Michaels Stores, Inc.	42,004	1,828,854
Modine Manufacturing Co.	10,384	252,643
Mohawk Industries, Inc.*	16,855	1,254,855
O’Reilly Automotive, Inc.*	35,725	1,186,427
Pacific Sunwear of Calif*	21,842	329,377
Payless Shoesource, Inc.*	20,704	515,530

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
PetSmart, Inc.	44,042	1,222,166
Pier 1 Imports, Inc.	27,569	204,562
Polo Ralph Lauren Corp.	19,450	1,258,221
Reader’s Digest Assn.	30,361	393,479
Regis Corporation	14,288	512,225
Rent-A-Center, Inc.*	21,978	643,736
Ross Stores, Inc.	44,455	1,129,602
Ruby Tuesday, Inc.	18,596	524,221
Ryland Group, Inc.	13,758	594,483
Saks Incorporated	43,158	745,770
Scholastic Corp.*	8,047	250,664
Thor Industries, Inc.	11,251	463,204
Timberland Company Cl A*	16,139	464,319
Toll Brothers, Inc.*	39,650	1,113,372
Tupperware Corp.	19,121	372,095
Urban Outfitters, Inc.*	35,419	626,562
Valassis Communication, Inc.*	15,060	265,809
Washington Post Co. Cl B	1,787	1,317,019
Westwood One, Inc.	22,089	156,390
Williams-Sonoma, Inc.	35,748	1,157,878
		46,123,456
CONSUMER, NON-CYCLICAL (1.9%)
BJ’s Wholesale Club, Inc.*	20,447	596,643
Church & Dwight	20,447	799,682
Energizer Holdings, Inc.*	18,078	1,301,435
Hormel Foods Corp.	23,042	829,051
J.M. Smucker Co.	18,075	866,696
Lancaster Colony Corp.	7,419	332,074
PepsiAmericas, Inc.	19,072	406,996
Ruddick Corp.	11,221	292,083
Smithfield Foods, Inc.*	31,209	843,267
Tootsie Roll Inds., Inc.	8,380	245,618
Universal Corp.	8,112	296,331
		6,809,876
ENERGY (5.7%)
Denbury Resources, Inc.*	37,575	1,085,918
ENSCO International, Inc.	48,345	2,118,961
FMC Technologies Inc.*	21,590	1,159,383
Forest Oil Corp.*	17,232	544,359

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Grant Prideco, Inc.*	41,124	1,563,946
Hanover Compressor Co.*	32,504	592,223
Helmerich & Payne, Inc.	33,141	763,237
NewField Exploration Company*	41,195	1,587,655
Noble Energy, Inc.	55,635	2,536,400
Overseas Shipholding Group	9,343	577,117
Patterson UTI Energy, Inc.	52,315	1,243,004
Pioneer Natural Resources Co.	39,293	1,537,142
Plains Exploration & Prod. Co.	24,164	1,036,877
Pogo Producing Co.	18,283	748,689
Pride International, Inc.*	51,382	1,408,894
Quicksilver Resources*	17,345	553,306
Tidewater, Inc.	18,383	812,345
		19,869,456
FINANCIAL (18.2%)
AMB Property Corp.	27,845	1,534,538
AmerUs Group Co.	13,565	922,556
American Financial Group	14,613	685,788
Americredit Corp.*	39,401	984,631
Associated Banc-Corp.	41,652	1,353,690
Astoria Financial Corp.	27,237	839,444
Bank of Hawaii Corp	15,913	766,370
Berkley (WR) Corp.	53,050	1,877,440
Brown & Brown, Inc.	36,033	1,101,168
Cathay General Bancorp	16,237	586,156
City National Corp.	12,727	853,473
Colonial BancGroup, Inc.	48,770	1,194,865
Cullen Frost Bankers, Inc.	17,507	1,012,255
Developers Divers Rlty.	34,570	1,927,623
Eaton Vance Corp.	40,025	1,155,122
Edwards (A.G.), Inc.	24,054	1,281,597
Everest RE Group*	20,451	1,994,586
Fidelity Natl. Finl., Inc.	55,529	2,312,783
Fidelity Natl. Info. Svc., Inc	20,503	758,611
First American Corp.	30,448	1,289,168
First Niagara Financial Grp.	34,822	507,705
Firstmerit Corp.	25,223	584,417
GATX Corp.	16,137	667,588
Gallagher (Arthur J.) & Co.	30,623	816,715

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Greater Bay Bancorp	16,052	452,827
HCC Insurance Holdings Inc.	35,033	1,151,885
Hanover Insurance Group	16,053	716,445
Highwoods Properties, Inc.	17,267	642,505
Horace Mann Educators Corp.	13,547	260,509
Hospitality Properties Trust	23,395	1,104,244
Indymac Bancorp, Inc.	21,629	890,250
Investors Financial Services	20,815	896,710
Jefferies Group	31,811	906,614
Leucadia National	51,105	1,337,418
Liberty Property Trust	28,360	1,355,324
Macerich Co.	22,623	1,727,492
Mack-Cali Realty Corp.	19,658	1,018,284
Mercantile Bankshares Corp.	39,495	1,432,484
Mercury General Corporation	11,198	555,533
MoneyGram International, Inc.	26,633	773,955
New Plan Excel Realty Trust	33,018	893,137
New York Community Bancorp	81,805	1,339,966
Ohio Casualty Corp.	19,355	500,714
Old Republic Intl. Corp.	72,469	1,605,188
PMI Group, Inc.	27,251	1,193,866
Protective Life Corp.	22,027	1,007,735
Radian Group, Inc.	25,739	1,544,340
Raymond James Financial, Inc.	28,528	834,159
Rayonier, Inc.	24,123	911,849
Regency Centers Corp.	21,659	1,489,273
SEI Investments	19,860	1,115,933
SVB Financial Group*	10,879	485,639
StanCorp Financial GP	17,129	764,467
TCF Financial	35,503	933,374
Texas Regional Bancshares	14,505	557,717
United Dominion Rlty.Tr., Inc.	42,415	1,280,933
Unitrin, Inc.	12,877	568,777
Waddell & Reed Financial, Inc.	26,696	660,726
Washington Federal, Inc.	27,491	616,898
Webster Financial Corp.	16,555	779,906
Weingarten Realty Investors	24,870	1,069,907

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Westamerica Bancorp	9,826	496,311
Wilmington Trust Corp.	21,632	963,706
		63,845,289
HEALTHCARE (10.2%)
Advanced Medical Optics, Inc.*	18,690	739,190
Apria Healthcare Group, Inc.*	13,370	263,924
Beckman Coulter, Inc.	19,540	1,124,722
Cephalon, Inc.*	19,138	1,181,772
Charles River Laboratories Inc	21,521	934,227
Community Health Systems Inc.*	29,785	1,112,470
Covance, Inc.*	20,087	1,333,375
Cytyc Corp.*	35,449	867,792
Dentsply International, Inc.	48,463	1,459,221
Edwards Lifesciences Corp.*	18,399	857,209
Gen-Probe, Inc.*	16,322	765,339
Health Net, Inc.*	36,534	1,589,960
Hillenbrand Industries, Inc.	19,333	1,101,594
Intuitive Surgical, Inc.*	11,592	1,222,376
Invitrogen Corp.*	16,849	1,068,395
Lifepoint Hospitals, Inc.*	18,053	637,632
Lincare Holdings, Inc.*	29,510	1,022,226
Millennium Pharmaceuticals Inc	99,341	988,443
Omnicare, Inc.	38,227	1,647,201
Par Pharmaceutical Cos Inc*	11,042	201,406
Pdl BioPharma Inc*	36,185	694,752
Perrigo Co.	23,947	406,381
Pharmaceutical Prod. Dev. Inc.	32,433	1,157,534
Psychiatric Solutions*	16,738	570,598
ResMed, Inc.*	23,736	955,374
Schein (Henry), Inc.*	27,779	1,392,839
Sepracor, Inc.*	34,422	1,667,402
Steris Corp.	20,425	491,426
Techne Corp.*	12,407	631,020
Triad Hospitals, Inc.*	27,684	1,218,927
Universal Health Services Cl B	17,942	1,075,264
VCA Antech, Inc.*	26,231	945,890
Valeant Pharmaceuticals	29,294	579,435

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Varian Medical Systems, Inc.*	40,934	2,185,466
Varian, Inc.*	9,752	447,324
Vertex Pharmaceutical*	38,090	1,281,729
		35,819,835
INDUSTRIAL (17.1%)
ADESA, Inc.	28,322	654,521
AGCO Corp.*	28,674	726,886
Affymetrix, Inc.*	21,322	459,702
AirTran Holdings, Inc.*	28,629	284,000
Alaska Air Group, Inc.*	12,564	477,935
Alexander & Baldwin, Inc.	13,568	602,012
Alliant TechSystems Inc.*	10,930	885,986
Ametek, Inc.	22,233	968,247
Avis Budget Group	31,582	577,635
Banta Corp.	7,596	361,570
C.H. Robinson Worldwide, Inc.	54,629	2,435,361
Cameron International Corp.*	35,157	1,698,435
Career Education Corp.*	29,834	671,265
Carlisle Companies, Inc.	9,707	816,359
ChoicePoint, Inc.*	26,768	958,294
Con-Way Inc	15,109	677,185
Copart, Inc.*	22,210	626,100
Corinthian Colleges, Inc.*	27,139	293,373
Corporate Executive Board Co.	12,685	1,140,508
Crane Co.	16,186	676,575
DeVry, Inc.*	18,721	398,196
Deluxe Corp.	16,198	276,986
Donaldson Company, Inc.	22,419	827,261
Dun & Bradstreet*	19,790	1,484,052
Dycom Industries, Inc.*	12,796	275,114
Expeditors Int’l Wash., Inc.	67,195	2,995,553
Fastenal Co.	39,464	1,522,126
Federal Signal Corp.	15,145	230,961
Florida Rock Industries	15,550	601,941
Flowserve Corporation*	17,805	900,755
Graco, Inc.	21,375	834,908
Granite Construction	10,677	569,618
HNI Corporation	15,781	656,174
Harsco Corp.	13,236	1,027,775

MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Hubbell, Inc. Cl B	19,149	917,237
Hunt (JB) Transport Svcs., Inc	33,426	694,258
ITT Educational Services, Inc.	10,403	689,719
Jacobs Engineering Group, Inc.	18,540	1,385,494
JetBlue Airways Corp*	55,283	512,473
Joy Global, Inc.	37,388	1,406,163
Kelly Services, Inc.	6,683	183,181
Kennametal, Inc.	12,190	690,564
Korn/Ferry International*	13,775	288,449
Laureate Education, Inc.*	16,191	774,901
Lincoln Electric Holdings	13,415	730,447
MSC Ind. Direct Co. Cl A	17,241	702,398
Manpower, Inc.	27,298	1,672,548
Martek Biosciences Corp.*	10,130	217,896
Miller (Herman), Inc.	20,793	711,329
Mine Safety Appliances Co.	9,513	339,043
Navigant Consulting Co.*	16,698	334,962
Nordson Corp.	10,606	422,755
OSI Restaurant Partners Inc.	23,451	743,631
Oshkosh Truck Corp.	23,199	1,170,854
Pentair, Inc.	31,859	834,387
Precision Castparts Corp.	42,682	2,695,795
Quanta Services, Inc.*	37,339	629,536
Reliance Steel & Aluminum Co.	20,205	649,389
Republic Services, Inc.	36,139	1,453,149
Rollins, Inc.	9,410	198,645
Roper Industries, Inc.	27,410	1,226,323
SPX, Inc.	18,226	973,997
Scientific Games Corp.*	20,999	667,768
Sequa Corp. Cl A*	2,164	203,113
Sotheby’s (Deleware)	17,448	562,524
Stericycle, Inc.*	13,892	969,523
Swift Transportation Co., Inc.	16,981	402,789
Teleflex, Inc.	12,601	701,120
The Brink’s Company	14,908	791,018
Thomas & Betts Corp.*	16,390	781,967
Timken Co.	29,615	881,935
Trinity Industries	25,098	807,403
United Rentals*	20,824	484,158

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Werner Enterprises, Inc.	16,067	300,614
Yellow Roadway Corp.*	18,120	671,165
		60,067,989
TECHNOLOGY (15.2%)
3Com Corp.*	124,166	547,572
Activision, Inc.*	78,613	1,187,055
Acxiom Corp.	21,336	526,146
Adtran, Inc.	20,402	486,384
Advent Software, Inc.*	6,384	231,165
Alliance Data Systems*	20,947	1,156,064
Amphenol Corp Cl A	28,155	1,743,638
Andrew Corp.*	50,366	464,878
Arrow Electronics*	38,480	1,055,505
Atmel Corp.*	134,959	815,152
Avnet, Inc.*	40,199	788,704
Avocent Corp.*	16,113	485,324
BISYS Group, Inc.*	37,936	411,985
CDW Corp.	18,905	1,166,059
CSG Systems Intl., Inc.*	15,122	399,674
Cadence Design Systems, Inc.*	88,391	1,499,110
Ceridian Corp.*	43,789	979,122
CheckFree Corp.*	28,024	1,157,951
Cognizant Tech Solutions*	44,391	3,287,596
CommScope, Inc.*	18,587	610,769
Cree, Inc.*	24,332	489,317
Cypress Semiconductor Corp.*	44,465	790,143
DRS Technologies Inc	12,655	552,644
DST Systems, Inc.*	18,396	1,134,480
Diebold, Inc.	20,679	900,157
F5 Networks, Inc.*	12,775	686,273
Fair Isaac Corporation	19,810	724,452
Fairchild Semiconductor Intl.*	38,597	721,764
Gartner, Inc.*	17,967	316,040
Harris Corp.	42,172	1,876,231
Henry (Jack) & Associates	24,715	538,046
Imation Corp.	10,958	439,964
Ingram Micro, Inc.*	43,635	836,047
Integrated Device Tech., Inc.*	62,888	1,009,981
International Rectifier*	22,538	785,224

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Intersil Corp. Cl A	44,236	1,085,994
Kemet Corp.*	27,409	221,191
Lam Research Corp.*	44,693	2,025,934
Lattice Semiconductor Corp.*	36,019	245,650
MEMC Elect. Materials, Inc*	52,461	1,921,646
MPS Group, Inc.*	32,630	493,039
Macrovision Corp.*	16,663	394,746
McAfee, Inc.*	50,258	1,229,311
McData Corporation Cl A*	50,173	252,370
Medics Pharmaceutical Corp.	17,241	557,746
Mentor Graphics Corp.*	25,615	360,659
Micrel, Inc.*	18,657	178,921
Microchip Technology, Inc.	67,714	2,195,288
National Instruments Corp.	17,845	487,882
Newport Corp.*	12,851	209,471
Palm, Inc.*	32,605	474,729
Plantronics, Inc.	14,940	261,898
Plexus Corp.*	14,557	279,494
Polycom, Inc.*	27,786	681,591
Powerwave Technologies, Inc.*	35,456	269,466
RF Micro Devices*	60,361	457,536
Reynolds & Reynolds Co.	17,019	672,421
SRA International, Inc. Cl A*	12,879	387,143
Semtech Corp.*	22,950	292,842
Silicon Laboratories, Inc.*	17,640	547,193
Sybase, Inc.*	28,191	683,350
Synopsys, Inc.*	44,449	876,534
Tech Data Corp.*	17,318	632,627
Transaction Systems Architects	11,821	405,697
Triquint Semiconductor, Inc.*	43,821	227,869
Utstarcom, Inc.*	33,502	297,163
Vishay Intertechnology, Inc.*	58,111	815,878
Western Digital Corp.*	69,531	1,258,511
Wind River Systems*	23,796	254,855
Zebra Technologies Cl A*	22,313	797,467
		53,234,728

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	77,796	374,977
Telephone & Data Systems, Inc.	32,795	1,380,670
		1,755,647
UTILITIES (8.5%)
AGL Resources, Inc.	24,536	895,564
Alliant Energy Corp.	37,099	1,325,547
Aqua America, Inc.	41,396	908,228
Aquila, Inc.*	117,852	510,299
Black Hills Corp.	10,479	352,199
DPL, Inc.	35,965	975,371
Duquesne Light Holdings, Inc.	24,766	486,900
Energy East Corporation	46,533	1,103,763
Equitable Resources, Inc.	38,018	1,329,870
Great Plains Energy Inc.	25,279	784,155
Hawaiian Electric Inds.	25,609	692,980
IdaCorp, Inc.	13,486	509,906
MDU Resources Group	56,752	1,267,840
NSTAR	33,650	1,122,564
National Fuel Gas Co.	26,275	955,096
Northeast Utilities	48,454	1,127,525
OGE Energy Corp.	28,661	1,034,949
Oneok, Inc.	34,622	1,308,365
PNM Resources, Inc.	21,925	604,472
Pepco Holdings, Inc.	60,078	1,452,085
Puget Energy, Inc.	36,622	832,418
Questar Corp.	27,001	2,207,872
SCANA Corp.	36,547	1,471,748
Sierra Pacific Resources*	69,587	997,878
Southwestern Energy Co.*	52,980	1,582,513
Vectren Corporation	24,007	644,588
WGL Holdings, Inc.	15,366	481,570
WPS Resources	13,588	674,372
Westar Energy, Inc.	27,482	646,102
Wisconsin Energy Corp.	36,854	1,589,883
		29,876,622

TOTAL COMMON STOCKS (Cost: $288,256,458) 96.6%		338,495,882

*Non-income preducing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.91	10/26/06	600,000	597,851

COMMERCIAL PAPER (2.8%)
DuPont EI Nemour (Res)	5.20	10/24/06	1,600,000	1,594,453
UPS	5.09	10/02/06	8,190,000	8,187,684
				9,782,137

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,379,988) 3.0%				10,379,988

TEMPORARY CASH INVESTMENTS** (Cost: $134,500) 0.0% (1)				134,500

TOTAL INVESTMENTS (Cost: $298,770,946) 99.6%				349,010,370

OTHER NET ASSETS 0.4%				1,422,405

NET ASSETS 100.0%				$350,432,775

(1)          Less than 0.05%.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

(a)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

30 S&P MidCap 400 Index Futures Contracts	December 2006	$11,409,000	$(1,175)

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  3.3%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation	$70,162,144
Unrealized Depreciation	(23,707,816)
Net	$46,454,328
Cost of Investments	$302,556,042

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.3%)
Dow Chemical Co.	27,400	1,068,052
Phelps Dodge Corp.	21,550	1,825,285
		2,893,337
CONSUMER, CYCLICAL (5.1%)
Best Buy Co., Inc.	13,304	712,562
Carnival Corp.	18,146	853,406
Circuit City Group, Inc.	19,420	487,636
Coach, Inc.*	11,619	399,694
Comcast Corp. Cl A*	23,171	853,851
Gap, Inc.	59,005	1,118,145
Home Depot, Inc.	12,148	440,608
International Game Technology	23,672	982,388
Johnson Controls, Inc.	11,923	855,356
Kohl’s Corp.*	3,977	258,187
Omnicom Group, Inc.	8,655	810,108
Penney (J.C.) Co., Inc.	6,974	476,952
Staples, Inc.	29,727	723,258
Starbucks Corp.*	24,310	827,756
Target Corp.	17,353	958,753
V F Corp.	10,947	798,584
		11,557,244
CONSUMER, NON-CYCLICAL (5.5%)
CVS Corp.	25,429	816,779
Colgate-Palmolive Co.	17,344	1,077,062
General Mills, Inc.	11,550	653,730
Hershey Food Corp.	16,174	864,500
PepsiCo, Inc.	28,063	1,831,391
Proctor & Gamble Co.	56,298	3,489,350
Safeway, Inc.	33,335	1,011,717
Wal-Mart Stores, Inc.	36,236	1,787,160
Whole Foods Market, Inc.	13,132	780,435
		12,312,124
ENERGY (5.8%)
Devon Energy Corp.	5,388	340,252
Exxon Mobil Corp.	100,993	6,776,630
Halliburton Co.	60,136	1,710,869
Schlumberger, Ltd.	22,455	1,392,884

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Transocean, Inc.*	18,759	1,373,722
Valero Energy Corp.	26,512	1,364,573
		12,958,930
FINANCIAL (12.4%)
Allstate Corp.	16,178	1,014,846
American Int’l. Group, Inc.	28,477	1,886,886
Bank of America Corp.	67,321	3,606,386
Bear Stearns Cos., Inc.	12,529	1,755,313
Capital One Financial Corp.	16,970	1,334,860
Citigroup, Inc.	78,350	3,891,645
Goldman Sachs Group, Inc.	7,180	1,214,641
Hartford Fin, Svc .Gp., Inc.	11,722	1,016,884
Legg Mason, Inc.	5,523	557,050
Merrill Lynch & Co., Inc.	30,590	2,392,750
MetLife, Inc.	24,587	1,393,591
Morgan Stanley	12,905	940,904
Prologis Trust	12,396	707,316
Safeco Corp.	16,577	976,883
Wachovia Corp.	37,119	2,071,240
Wells Fargo & Company	86,546	3,131,234
		27,892,429
HEALTHCARE (7.1%)
Abbott Laboratories	34,075	1,654,682
Aetna, Inc.	20,943	828,296
Amgen, Inc.*	27,277	1,951,124
Caremark Rx, Inc.	10,890	617,136
Genzyme Corp. (Genl. Div)*	9,972	672,811
HCA, Inc.	14,524	724,602
Humana, Inc.*	6,258	413,591
Johnson & Johnson	49,046	3,185,047
Medimmune, Inc.*	6,851	200,118
Medtronic, Inc.	26,732	1,241,434
Pfizer, Inc.	78,728	2,232,726
St. Jude Medical, Inc.*	11,114	392,213
Wyeth	37,843	1,923,938
		16,037,718
INDUSTRIAL (6.9%)
3M Company	14,898	1,108,709
Boeing Co.	7,720	608,722

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
General Electric Co.	137,548	4,855,444
Google, Inc.*	2,135	858,057
ITT Industries, Inc.	21,727	1,113,943
Illinois Tool Works, Inc.	13,987	628,016
Lockheed Martin Corp.	15,803	1,360,006
Northrop Grumman Corp.	17,187	1,169,919
Starwood Hotels & Resort World	13,927	796,485
Tyco International, Ltd.	31,799	890,054
United Parcel Service Cl B	15,963	1,148,378
United Technologies Corp.	17,480	1,107,358
		15,645,091
TECHNOLOGY (9.2%)
Apple Computer, Inc.*	16,912	1,302,731
Automatic Data Processing	15,653	741,013
Broadcom Corp. Cl A*	33,158	1,006,014
Cisco Systems, Inc.*	102,287	2,352,601
Corning, Inc.*	48,804	1,191,306
Dell, Inc.*	28,000	639,520
EMC Corp.*	29,226	350,127
Freescale Semiconductor Cl A*	18,367	698,130
Hewlett-Packard Co.	37,406	1,372,426
IBM Corp.	17,167	1,406,664
Intel Corp.	84,008	1,728,045
Microsoft Corp.	147,728	4,037,403
Motorola, Inc.	26,978	674,450
Oracle Corp.*	94,936	1,684,165
Qualcomm, Inc.	31,073	1,129,504
Texas Instruments, Inc.	15,242	506,797
		20,820,896
TELECOMMUNICATIONS (1.7%)
AT&T	48,486	1,578,704
Sprint Nextel Corp.	52,193	895,110
Verizon Communications	35,909	1,333,301
		3,807,115
UTILITIES (2.3%)
Constellation Energy Group	9,693	573,826
Dominion Resources, Inc.	16,039	1,226,823
Exelon Corp.	30,166	1,826,250

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
FirstEnergy Corp.	11,974	668,868
Sempra Energy	17,258	867,215
		5,162,982

TOTAL COMMON STOCKS (Cost: $115,573,731) 57.3%		129,087,866

*                    Non-income preducing security.

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,393,075
U.S. Treasury Strip	AAA	0.00	02/15/17	3,000,000	1,843,788
					5,236,863
U.S. GOVERNMENT AGENCIES (15.5%)
MORTGAGE-BACKED OBLIGATIONS (15.1%)
FHLMC	AAA	5.00	06/15/17	4,000,000	3,964,584
FHLMC	AAA	4.00	10/15/26	1,100,000	1,067,620
FHLMC	AAA	6.00	07/15/29	514,464	521,717
FNMA	AAA	5.50	05/01/34	1,717,368	1,695,209
FNMA	AAA	5.00	11/01/33	1,525,574	1,471,093
FNMA	AAA	5.00	04/01/18	1,224,031	1,206,115
FNMA	AAA	5.00	06/01/33	1,099,317	1,060,059
FNMA	AAA	6.00	01/01/25	1,020,083	1,032,739
FNMA	AAA	5.50	10/01/33	987,683	975,810
FNMA	AAA	5.50	03/01/24	871,242	866,289
FNMA	AAA	5.50	07/01/33	747,947	738,956
FNMA	AAA	5.50	07/01/34	705,370	696,268
FNMA	AAA	5.00	04/01/35	695,789	669,013
FNMA	AAA	5.50	09/01/33	668,973	660,931
FNMA	AAA	5.00	09/01/18	608,066	599,166
FNMA	AAA	4.50	06/01/34	626,159	586,306
FNMA	AAA	4.50	05/01/18	600,313	580,986
FNMA	AAA	4.50	05/01/19	579,304	559,716
FNMA	AAA	5.50	04/01/35	556,048	548,091
FNMA	AAA	5.50	09/01/34	541,652	534,663
FNMA	AAA	6.00	04/01/33	499,294	502,977
FNMA	AAA	4.50	12/01/18	508,289	491,925
FNMA	AAA	6.00	11/01/34	460,284	463,113
FNMA	AAA	5.00	09/01/35	469,130	451,076
FNMA	AAA	5.00	10/01/25	463,209	449,667
FNMA	AAA	5.50	02/01/35	454,397	448,534
FNMA	AAA	5.50	09/01/25	413,281	410,338
FNMA	AAA	4.50	06/01/19	399,282	385,781
FNMA	AAA	5.50	10/01/34	382,100	377,170
FNMA	AAA	6.00	04/01/23	371,857	376,713
FNMA	AAA	5.50	02/01/35	375,114	369,746
FNMA	AAA	5.00	04/01/34	378,591	364,538
FNMA	AAA	6.00	06/01/34	339,439	341,525
FNMA	AAA	6.00	02/25/47	320,947	324,361

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	03/01/34	327,883	316,174
FNMA	AAA	6.00	10/01/34	314,047	315,977
FNMA	AAA	4.00	05/01/19	331,611	313,839
FNMA	AAA	6.50	07/01/34	292,513	298,188
FNMA	AAA	5.50	03/01/34	250,869	247,853
FNMA	AAA	4.50	02/01/19	251,295	242,798
FNMA	AAA	6.00	05/01/23	234,660	237,724
FNMA	AAA	6.00	05/01/33	231,910	233,489
FNMA	AAA	5.50	08/01/35	229,598	226,313
FNMA	AAA	6.50	05/01/32	196,118	200,445
FNMA	AAA	6.00	09/01/34	189,982	191,149
FNMA	AAA	6.50	05/01/32	187,022	191,149
FNMA	AAA	6.50	04/01/32	181,198	185,196
FNMA	AAA	6.00	05/01/32	175,904	177,201
FNMA	AAA	6.00	04/01/32	168,099	169,339
FNMA	AAA	6.00	04/01/32	167,103	168,336
FNMA	AAA	7.00	11/01/31	143,761	148,008
FNMA	AAA	5.50	04/01/17	97,859	98,077
FNMA	AAA	6.50	03/01/17	87,805	89,764
FNMA	AAA	6.50	06/01/17	81,209	83,021
FNMA	AAA	6.50	07/01/32	80,946	82,732
FNMA	AAA	5.50	05/01/17	80,153	80,331
FNMA	AAA	7.50	04/01/32	58,235	60,188
FNMA	AAA	7.00	09/01/31	57,834	59,542
FNMA	AAA	7.00	04/01/32	56,586	58,240
FNMA	AAA	7.50	06/01/32	54,101	55,915
FNMA	AAA	6.50	09/01/16	53,897	55,101
FNMA	AAA	5.50	06/01/17	48,671	48,779
FNMA	AAA	5.50	05/01/17	47,852	47,958
FNMA	AAA	8.00	03/01/31	42,539	44,865
FNMA	AAA	6.50	05/01/17	42,549	43,498
FNMA	AAA	6.00	03/01/32	43,031	43,390
FNMA	AAA	7.50	06/01/31	41,581	43,053
FNMA	AAA	6.00	03/01/17	40,229	40,855
FNMA	AAA	7.50	02/01/32	35,497	36,726
FNMA	AAA	7.00	06/01/32	27,783	28,595
FNMA	AAA	8.00	04/01/32	20,366	21,486
FNMA	AAA	8.00	04/01/32	10,492	11,073

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,123,618
GNMA (1)	AAA	6.50	05/15/32	33,687	34,598
GNMA (1)	AAA	6.50	10/15/31	30,478	31,315
GNMA (1)	AAA	6.50	04/15/31	28,941	29,736
GNMA (1)	AAA	6.50	12/15/31	27,957	28,725
GNMA (1)	AAA	7.00	09/15/31	23,622	24,398
GNMA (1)	AAA	7.00	05/15/31	20,544	21,219
GNMA (1)	AAA	7.00	05/15/32	17,825	18,409
GNMA (1)	AAA	7.00	09/15/31	2,655	2,742
					34,103,922
NON-MORTGAGE-BACKED OBLIGATION (0.4%)
FHLMC	AAA	4.50	01/15/13	1,000,000	976,090

BASIC MATERIALS (1.7%)
International Paper Co.	BBB	4.25	01/15/09	500,000	488,572
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	487,708
Lyondell Chemical Co.	B+	10.25	11/01/10	500,000	542,500
Monsanto Co.	A-	4.00	05/15/08	500,000	489,823
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	877,500
Temple-Inland, Inc.	BBB	7.88	05/01/12	400,000	438,152
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	516,198
					3,840,453
CONSUMER, CYCLICAL (3.6%)
Belo Corporation	BBB	8.00	11/01/08	500,000	522,581
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	509,783
Coors Brewing Co	BBB	6.38	05/15/12	500,000	519,932
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	484,600
Daimlerchrysler	BBB	4.05	06/04/08	250,000	244,127
Dow Jones & Co.	BBB+	3.88	02/15/08	250,000	245,134
Ethan Allen Interiors	A-	5.38	10/01/15	500,000	475,522
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	476,347
Kellwood, Co.	BB	7.88	07/15/09	750,000	750,099
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	490,578
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,794
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	245,563
Quebecor World, Inc.	B+	4.88	11/15/08	500,000	477,500
RadioShack Corp.	BBB-	7.38	05/15/11	500,000	518,155

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Scholastic Corp.	BB	5.00	04/15/13	500,000	446,277
Stanley Works	A	3.50	11/01/07	250,000	245,120
Target Corp.	A+	5.38	06/15/09	1,000,000	1,009,116
					8,149,242
CONSUMER, NON-CYCLICAL (1.2%)
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	499,208
Kellogg Co.	BBB+	2.88	06/01/08	500,000	481,182
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	255,576
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	512,173
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,047,229
					2,795,368
ENERGY (0.6%)
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	483,311
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	246,239
Ocean Energy, Inc.	BBB	4.38	10/01/07	500,000	495,089
					1,224,639
FINANCIAL (8.0%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	241,644
American Honda Fin.	A+	3.85	11/06/08	500,000	486,181
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,795,436
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	483,088
Brandywine Realty Tr.	BBB-	4.50	11/01/09	500,000	486,273
Capital One Bank	BBB+	5.75	09/15/10	250,000	253,657
Colonial Properties Tr.	BBB-	4.80	04/01/11	250,000	240,328
Deere Capital Corp.	A-	3.90	01/15/08	500,000	491,580
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	246,730
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	500,000	462,500
First Horizon Mtge. Trust	AAA	5.00	06/25/33	952,067	941,785
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	1,500,000	1,396,785
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	245,344
Ford Motor Credit Co.	B	7.38	10/28/09	1,000,000	971,804
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	246,983
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	2,024,424
GMAC	BB	0.00	12/01/12	2,500,000	1,616,797
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	500,000	486,514
HJ Heinz Finance	BBB	6.00	03/15/12	500,000	508,772
Lehman Brothers Hlds.	A+	4.00	01/22/08	500,000	492,030
Markel Corp.	BBB-	6.80	02/15/13	250,000	257,989
Markel Corp.	BBB-	7.00	05/15/08	250,000	255,050

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
National City Bank	A+	3.38	10/15/07	500,000	489,197
Natl Rural Utls. Coop. Fin.	A+	3.88	02/15/08	250,000	245,523
Northern Trust Co.	AA-	2.88	12/15/06	1,000,000	994,764
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	259,904
SLM Corp.	A	4.00	01/15/09	500,000	486,966
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	250,000	270,433
Union Planters Bank	A+	5.13	06/15/07	500,000	499,386
Wells Fargo & Company	AA	3.50	04/04/08	250,000	244,057
					18,121,924
HEALTHCARE (0.7%)
UnitedHealth Group	A	3.38	08/15/07	500,000	491,687
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	485,183
Wyeth	A	5.50	03/15/13	500,000	502,304
					1,479,174
INDUSTRIAL (2.0%)
Bunge, Ltd.	BBB	5.35	04/15/14	500,000	478,885
Deluxe Corp.	BB+	3.50	10/01/07	500,000	475,000
Donnelley R.R. & Sons	A-	4.95	04/01/14	500,000	449,926
Lafarge Corp.	BBB	6.50	07/15/08	250,000	254,184
Masco Corp.	BBB+	5.88	07/15/12	500,000	498,301
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,249,460
					4,405,756
TECHNOLOGY (0.7%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	511,001
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	502,104
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	500,289
					1,513,394
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	500,000	491,875
Verizon Global	A	4.00	01/15/08	500,000	492,028
					983,903
UTILITIES (1.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	488,345
Kinder Morgan	BBB	5.15	03/01/15	500,000	449,271
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	500,000	475,712
Progress Energy, Inc.	BBB	5.25	12/15/15	500,000	491,629

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (Cont’d.)
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	512,326
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	500,000	483,647
					2,900,930

TOTAL LONG-TERM DEBT SECURITIES (Cost: $87,540,855) 38.0%					85,731,658

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.3%)
Anheuser-Busch Co.	5.28	10/02/06	377,000	376,889
Caterpillar, Inc.	5.35	10/06/06	4,400,000	4,396,076
Lowe’s Companies, Inc.	5.35	10/02/06	1,000,000	999,703
UPS	5.09	10/02/06	3,880,000	3,878,903
				9,651,571

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,651,571) 4.3%				9,651,571

TEMPORARY CASH INVESTMENTS**(Cost: $62,700) 0.0% (3)				62,700

TOTAL INVESTMENTS (Cost: $212,828,857) 99.6%				224,533,795

OTHER NET ASSETS 0.4%				920,582

NET ASSETS 100.0%				$225,454,377

Abbreviations :	FHLMC =Federal Home Loan Mortgage Corporation
FNMA =Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.  On the next business day, these funds (and earned interest) are automatically returned to the fund.  The annual rate of interest earned on this temporary cash investment at September 30, 2006 was 4.79%.

The total value of investments not rated or below-investment grade was $6,619,991,  or 2.9%  of the Fund’s total investments asof September 30, 2006.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Composite Fund are:

Unrealized Appreciation	$16,756,747
Unrealized Depreciation	(5,386,027)
Net	$11,370,720
Cost of Investments	$213,163,075

MUTUAL OF AMERICA INVESTMENT CORPORATION (CONSERVATIVE ALLOCATION FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)

Mutual of America Investment Corporation
Bond Fund (29.9%)	2,652,289	3,442,863
Equity Index Fund (25.3%)	1,264,126	2,911,531
Mid Term Bond Fund (44.8%)	5,423,291	5,150,749

TOTAL INVESTMENTS (Cost: $11,232,060) 100.0%		11,505,143

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$11,505,143

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Conservative Allocation Fund are:

Unrealized Appreciation	$273,083
Unrealized Depreciation	(122,904)
Net	$150,179
Cost of Investments	$11,354,964

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.8%)	15,795,546	20,503,755
Mid Cap Equity Index Fund (15.0%)	6,666,897	10,308,016
Equity Index Fund (35.3%)	10,539,650	24,274,892
Mid Term Bond Fund (19.9%)	14,361,706	13,639,973

TOTAL INVESTMENTS (Cost: $66,015,342) 100.0%		68,726,636

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$68,726,636

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Moderate Allocation Fund are:

Unrealized Appreciation	$2,711,293
Unrealized Depreciation	(250,360)
Net	$2,460,933
Cost of Investments	$66,265,702

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND )
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.8%)	12,089,556	15,693,115
Mid Cap Equity Index Fund (19.9%)	8,164,312	12,623,244
Equity Index Fund (45.3%)	12,446,024	28,665,645
Small Cap Growth Fund (5.0%)	2,861,301	3,173,686
Small Cap Value Fund (5.0%)	2,695,587	3,162,072

TOTAL INVESTMENTS (Cost: $60,773,477) 100.0%		63,317,762

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$63,317,762

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Aggressive Allocation Fund are:

Unrealized Appreciation	$3,136,055
Unrealized Depreciation	(660,535)
Net	$2,475,520
Cost of Investments	$60,842,242

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
GOVERNMENT AGENCIES (12.6%)
Federal Farm Credit Corp.	AAA	4.75	10/02/06	28,448,000	28,440,492

COMMERCIAL PAPER (87.4%)
7-Eleven, Inc.	A1+/P1	5.22	10/18/06	4,000,000	3,989,545
7-Eleven, Inc.	A1+/P1	5.21	10/11/06	2,425,000	2,421,131
7-Eleven, Inc.	A1+/P1	5.23	10/27/06	300,000	298,823
Abbott Labs	A1+/P1	5.20	10/10/06	3,800,000	3,794,476
Abbott Labs	A1+/P1	5.21	10/10/06	2,200,000	2,196,795
Abbott Labs	A1+/P1	5.19	10/19/06	700,000	698,082
American Express Credit Corp.	A1/P1	5.24	10/25/06	6,383,000	6,359,726
Anheuser-Busch Co.	A1/P1	5.30	10/02/06	4,600,000	4,598,645
Anheuser-Busch Co.	A1/P1	5.28	10/02/06	2,100,000	2,099,384
Caterpillar, Inc.	A1/P1	5.35	10/13/06	6,700,000	6,687,054
Coca-Cola Company	A1/P1	5.19	11/28/06	5,700,000	5,651,510
Coca-Cola Company	A1/P1	5.20	11/02/06	1,000,000	995,212
Coca-Cola Enter	A1/P1	5.22	10/19/06	3,800,000	3,789,497
Coca-Cola Enter	A1/P1	5.22	11/02/06	1,900,000	1,890,902
Coca-Cola Enter	A1/P1	5.21	10/12/06	800,000	798,607
Colgate-Palmolive Corp	A1+/P1	5.19	10/26/06	6,500,000	6,475,625
DuPont EI Nemour (Res)	A1/P1	5.20	10/24/06	4,410,000	4,394,705
DuPont EI Nemour (Res)	A1/P1	5.20	10/30/06	1,600,000	1,593,066
DuPont EI Nemour (Res)	A1/P1	5.20	10/17/06	656,000	654,387
Emerson Electric	A1/P1	5.21	10/16/06	3,000,000	2,993,051
Emerson Electric Co.	A1/P1	5.25	10/11/06	3,500,000	3,494,384
Executive Jets Inc.	A1+/P1	5.21	10/10/06	6,550,000	6,540,507
Gannett Co., Inc.	A1/P1	5.21	10/13/06	4,000,000	3,992,466
Gannett Co., Inc.	A1/P1	5.23	10/02/06	2,500,000	2,499,273
General Electric Capital Corp.	A1+/P1	5.24	10/26/06	3,200,000	3,187,856
General Electric Capital Corp.	A1+/P1	5.23	11/24/06	1,500,000	1,488,009
General Electric Capital Corp.	A1+/P1	5.23	11/27/06	1,125,000	1,115,516
General Electric Capital Corp.	A1+/P1	5.25	10/26/06	675,000	672,431
Hershey Foods	A1/P1	5.19	10/25/06	3,000,000	2,989,181
Hershey Foods	A1/P1	5.20	10/04/06	1,963,000	1,961,863
Home Depot, Inc;.	A1+/P1	5.36	10/02/06	6,700,000	6,698,005
IBM Corp.	A1/P1	5.25	10/03/06	6,400,000	6,397,198
Kimberly Clark WW	A1+/P1	5.19	10/05/06	5,600,000	5,595,949
Kimberly Clark WW	A1+/P1	5.24	10/05/06	1,000,000	999,270

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.))
Lowe’s Companies, Inc.	A1/P1	5.40	10/02/06	5,400,000	5,398,380
Lowe’s Companies, Inc.	A1/P1	5.35	10/02/06	1,300,000	1,299,614
Medtronic, Inc.	A1+/P1	5.23	10/10/06	6,000,000	5,991,225
Minnesota Mining & Mfg. Co.	A1+/P1	5.20	11/27/06	6,000,000	5,949,507
Minnesota Mining & Mfg. Co.	A1+/P1	5.19	12/20/06	470,000	464,443
Minnesota Mining & Mfg. Co.	A1+/P1	5.24	10/27/06	267,000	265,944
National Rural Utilities	A1/P1	5.24	10/19/06	3,500,000	3,490,306
National Rural Utilities	A1/P1	5.25	10/10/06	1,715,000	1,712,491
National Rural Utilities	A1/P1	5.25	10/05/06	1,200,000	1,199,122
National Rural Utilities	A1/P1	5.26	10/03/06	300,000	299,868
Nestle Capital Corp.	A1+/P1	5.22	10/03/06	3,000,000	2,998,695
Nestle Capital Corp.	A1+/P1	5.22	10/05/06	2,000,000	1,998,550
Nestle Capital Corp.	A1+/P1	5.21	10/10/06	1,000,000	998,548
Nestle Capital Corp.	A1+/P1	5.20	10/06/06	500,000	499,566
New Jersey Natural Gas	A1/P1	5.22	10/12/06	5,500,000	5,490,417
New Jersey Natural Gas	A1/P1	5.22	10/05/06	1,000,000	999,273
Novartis Finance	A1+/P1	5.33	10/02/06	6,700,000	6,698,016
Pitney Bowes	A1/P1	5.20	10/10/06	2,000,000	1,997,098
Pitney Bowes	A1/P1	5.21	10/05/06	500,000	499,638
Target Corporation	A1/P1	5.28	10/10/06	6,700,000	6,690,172
UPS	A1+/P1	5.19	10/02/06	3,662,000	3,660,942
UPS	A1+/P1	5.20	10/02/06	2,900,000	2,899,162
Unilever Capital	A1/P1	5.35	10/02/06	4,900,000	4,898,543
Wal-Mart Stores	A1+/P1	5.21	10/05/06	4,875,000	4,871,460
Wal-Mart Stores	A1+/P1	5.20	10/05/06	700,000	699,493
Wal-Mart Stores, Inc.	A1+/P1	5.20	10/03/06	1,400,000	1,399,392
Washington Gas Light Co.	A1/P1	5.25	10/10/06	4,100,000	4,094,019
Washington Gas Light Co.	A1/P1	5.35	10/02/06	2,600,000	2,599,227
XTRA, Inc.	A1+/P1	5.24	10/24/06	3,900,000	3,886,368
XTRA, Inc.	A1+/P1	5.26	10/18/06	2,500,000	2,493,414
XTRA, Inc.	A1+/P1	5.32	10/31/06	340,000	338,442
					196,793,466

TOTAL INVESTMENTS (Cost: $225,234,026)100.0%					225,233,958

OTHER NET ASSETS 0.0% (1)					3,647

NET ASSETS 100.0%					$225,237,605

(1) Less than 0.05%.

*The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Money Market Fund are:

Unrealized Appreciation	$—
Unrealized Depreciation	(68)
Net	$(68)
Cost of Investments	$225,234,026

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND )

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (19.6%)
U.S. Treasury Note	AAA	5.00	08/15/11	3,000,000	3,057,774
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,937,188
U.S. Treasury Note	AAA	4.50	02/28/11	1,750,000	1,743,438
U.S. Treasury Note	AAA	3.00	11/15/07	350,000	342,891
U.S. Treasury Strip	AAA	0.00	05/15/13	8,500,000	6,290,374
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,785,325
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,628,680
					20,785,670
U.S. GOVERNMENT AGENCIES (44.8%)
MORTGAGE-BACKED OBLIGATIONS (5.4%)
FHLMC	AAA	7.50	02/15/07	1,731	1,728
FHLMC	AAA	7.00	03/15/07	1,189	1,187
FHLMC	AAA	7.75	05/01/08	32,453	32,703
FHLMC	AAA	6.00	10/01/08	22,893	22,891
FHLMC	AAA	5.50	04/01/09	42,878	42,791
FHLMC	AAA	5.50	06/01/09	39,250	39,278
FHLMC	AAA	8.25	10/01/09	3,625	3,645
FHLMC	AAA	6.50	11/01/09	12,305	12,412
FHLMC	AAA	6.00	11/01/10	34,054	34,121
FHLMC	AAA	7.00	02/01/14	82,639	85,493
FHLMC	AAA	6.50	04/01/14	176,945	182,041
FHLMC	AAA	8.00	05/01/14	4,122	4,150
FHLMC	AAA	6.00	07/01/16	16,462	16,797
FHLMC	AAA	5.00	06/15/17	3,000,000	2,973,438
FHLMC	AAA	8.50	09/01/17	7,376	7,425
FHLMC	AAA	8.00	09/01/18	21,027	21,232
FHLMC	AAA	6.00	02/01/19	51,203	52,054
FHLMC	AAA	7.50	03/15/21	28,933	28,880
FHLMC	AAA	4.50	03/15/22	486,759	485,039
FHLMC	AAA	4.00	11/15/26	365,451	358,738
FNMA	AAA	7.00	04/25/07	7,655	7,654
FNMA	AAA	7.75	03/01/08	5,887	5,909
FNMA	AAA	8.00	04/01/08	6,990	7,112
FNMA	AAA	6.00	09/01/08	22,014	22,021
FNMA	AAA	7.50	09/01/08	8,749	8,778
FNMA	AAA	5.50	11/01/08	28,266	28,200
FNMA	AAA	5.50	12/01/08	7,931	7,912
FNMA	AAA	7.50	01/01/09	1,941	1,950

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	02/01/09	19,024	18,979
FNMA	AAA	6.00	07/01/09	32,293	32,304
FNMA	AAA	8.50	12/01/09	15,091	15,623
FNMA	AAA	8.25	01/01/10	8,762	8,759
FNMA	AAA	6.00	01/01/11	15,717	15,722
FNMA	AAA	6.00	09/01/12	59,541	60,114
FNMA	AAA	6.50	08/01/13	41,609	42,200
FNMA	AAA	8.75	09/01/16	14,556	14,562
FNMA	AAA	8.00	06/01/17	2,659	2,657
FNMA	AAA	4.50	10/25/17	732,733	725,710
FNMA	AAA	6.50	01/25/23	23,182	23,167
FNMA	AAA	6.50	12/25/23	121,871	122,105
FNMA	AAA	4.00	11/25/26	74,222	72,972
GNMA (1)	AAA	7.50	07/15/07	4,024	4,040
GNMA (1)	AAA	7.00	08/15/07	15,706	15,757
GNMA (1)	AAA	7.50	05/20/08	8,233	8,307
GNMA (1)	AAA	6.00	11/15/08	33,565	33,597
GNMA (1)	AAA	6.00	06/15/09	15,548	15,599
GNMA (1)	AAA	9.00	03/15/10	2,745	2,894
Residential Funding Mtge. Sec.	AAA	5.00	02/25/33	302	301
					5,730,948
NON-MORTGAGE-BACKED OBLIGATION (39.4%)
FFCB	AAA	5.10	08/05/13	5,000,000	5,040,290
FHLB	AAA	3.00	04/15/09	3,500,000	3,344,904
FHLB	AAA	3.75	08/18/09	3,500,000	3,389,883
FHLB	AAA	5.75	05/15/12	4,500,000	4,681,157
FHLMC	AAA	3.88	06/15/08	3,750,000	3,682,237
FHLMC	AAA	3.63	09/15/08	1,500,000	1,462,551
FHLMC	AAA	6.63	09/15/09	5,000,000	5,227,295
FHLMC	AAA	5.63	03/15/11	3,250,000	3,341,952
FNMA	AAA	3.25	02/15/09	500,000	481,283
FNMA	AAA	4.25	05/15/09	2,000,000	1,968,070
FNMA	AAA	6.63	09/15/09	5,500,000	5,755,937
FNMA	AAA	4.38	09/15/12	3,500,000	3,401,017
					41,776,576

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (1.8%)
International Paper Co.	BBB	4.25	01/15/09	250,000	244,286
International Paper Co.	BBB	3.80	04/01/08	200,000	195,474
Lubrizol Corp.	BBB-	5.50	10/01/14	500,000	487,708
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	201,736
Praxair, Inc.	A	2.75	06/15/08	210,000	201,851
Temple-Inland, Inc.	BBB	7.88	05/01/12	250,000	273,845
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	258,099
					1,862,999
CONSUMER, CYCLICAL (5.5%)
Belo Corporation	BBB	8.00	11/01/08	150,000	156,774
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	495,692
Centex Corp.	BBB	4.75	01/15/08	200,000	198,214
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	203,913
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	484,600
Daimlerchrysler	BBB	4.05	06/04/08	400,000	390,604
Dow Jones & Co.	BBB+	3.88	02/15/08	150,000	147,080
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	238,173
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	245,289
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	138,124
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,795
Nordstrom, Inc.	A	5.63	01/15/09	175,000	176,175
Pulte Homes, Inc.	BBB	4.88	07/15/09	250,000	245,563
RadioShack Corp.	BBB-	7.38	05/15/11	400,000	414,524
Scholastic Corp.	BB	5.00	04/15/13	250,000	223,139
Stanley Works	A	3.50	11/01/07	250,000	245,120
Target Corp.	A+	5.38	06/15/09	1,000,000	1,009,116
Wendy’s International, Inc.	BB+	6.25	11/15/11	300,000	297,408
					5,798,303
CONSUMER, NON-CYCLICAL (2.6%)
Anheuser-Busch Cos., Inc.	A+	4.70	04/15/12	100,000	97,814
Campbell Soup Co.	A	5.50	03/15/07	500,000	500,360
Clorox Co.	A-	4.20	01/15/10	250,000	242,212
Coca Cola Bottle Consolidated	BBB	6.38	05/01/09	200,000	205,371
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	153,131
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	196,658
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	153,345
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	486,645
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	256,086

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (Cont’d.)
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	191,268
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	261,807
					2,744,697
ENERGY (2.4%)
AGL Capital Corporation	BBB+	6.38	07/15/16	500,000	521,481
Anadarko Petroleum	BBB-	3.25	05/01/08	500,000	483,311
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	196,991
Dominion Resources	BBB	4.13	02/15/08	200,000	196,810
Halliburton Co.	BBB+	5.50	10/15/10	500,000	503,037
Halliburton Co.	BBB+	5.63	12/01/08	200,000	201,175
Ocean Energy, Inc.	BBB	4.38	10/01/07	450,000	445,580
					2,548,385
FINANCIAL (11.8%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	241,644
American Honda Fin.	A+	3.85	11/06/08	700,000	680,653
Bank of America Corp.	A+	5.75	08/15/16	500,000	508,607
Bank of America Corp.	AA-	5.38	08/15/11	250,000	252,185
Bank of Oklahoma	BBB+	7.13	08/15/07	600,000	607,757
Berkshire Hathaway Fin	AAA	4.20	12/15/10	500,000	483,089
Brandywine Realty Tr.	BBB-	4.50	11/01/09	250,000	243,136
CIT Group, Inc.	A	5.80	07/28/11	250,000	254,408
Capital One Bank	BBB+	5.75	09/15/10	250,000	253,657
Capital One Bank	BBB+	4.88	05/15/08	200,000	198,812
Colonial Properties Tr.	BBB-	4.80	04/01/11	300,000	288,394
Developers Divers Rlty.	BBB	5.00	05/03/10	250,000	246,730
Fifth Third Bank	AA-	3.38	08/15/08	200,000	193,670
First Tennessee Bank	A-	5.75	12/01/08	200,000	201,761
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	125,000	116,399
Ford Motor Credit Co.	B	7.38	10/28/09	750,000	728,853
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	195,244
GATX Financial Corp.	BBB	5.13	04/15/10	250,000	246,983
GE Capital Corp.	AAA	5.00	01/08/16	500,000	489,611
HJ Heinz Finance	BBB	6.00	03/15/12	250,000	254,386
Household Fin. Corp.	AA-	4.13	12/15/08	200,000	195,651
Huntington National Bank	A-	3.13	05/15/08	200,000	193,549
IBM Corp.	A+	3.80	02/01/08	100,000	98,094
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	197,485
JP Morgan Chase Bank	A+	5.60	06/01/11	250,000	254,204

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Lehman Brothers Holdings, Inc.	A+	5.75	07/18/11	250,000	254,661
MACK-CALI Realty LP	BBB	5.80	01/15/16	500,000	501,016
Markel Corp.	BBB-	7.00	05/15/08	150,000	153,030
Merrill Lynch	A+	3.13	07/15/08	200,000	192,852
National City Bank	A+	3.38	10/15/07	250,000	244,598
Nationwide Hlt Prop	BBB-	7.60	11/20/28	350,000	386,352
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	519,808
SLM Corp.	A	4.00	01/15/09	500,000	486,966
Simon Property Gp.	A-	4.88	08/15/10	500,000	491,439
Simon Property Gp.	A-	5.38	08/28/08	200,000	199,884
Textron Financial Corp.	A-	5.13	02/03/11	250,000	248,806
Toronto-Dominion Bank	A+	6.50	08/15/08	100,000	102,280
Union Planters Corp.	A	4.38	12/01/10	250,000	242,931
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	144,859
Wachovia Bank	A+	5.60	03/15/16	500,000	504,560
Wachovia Corp.	A+	3.50	08/15/08	200,000	194,086
					12,493,090
HEALTHCARE (1.7%)
Abbott Laboratories	AA	5.60	05/15/11	500,000	508,898
Baxter International, Inc.	A-	4.63	03/15/15	250,000	234,887
Thermo Electron Corp.	BBB+	7.63	10/30/08	140,000	145,633
UnitedHealth Group	A	3.38	08/15/07	200,000	196,675
WellPoint, Inc.	BBB+	5.00	01/15/11	500,000	493,343
WellPoint, Inc.	BBB+	4.25	12/15/09	200,000	194,073
					1,773,509
INDUSTRIAL (3.4%)
Bunge, Ltd.	BBB	4.38	12/15/08	200,000	195,342
Danaher Corp.	A+	6.00	10/15/08	200,000	202,549
Deluxe Corp.	BB+	3.50	10/01/07	750,000	712,500
ERP Operating LP	A-	5.38	08/01/16	500,000	491,871
FedEx Corp.	BBB	3.50	04/01/09	200,000	191,883
General Dynamics Corp.	A	3.00	05/15/08	200,000	193,176
Harley Davidson Funding	A+	3.63	12/15/08	400,000	387,099
Lafarge Corp.	BBB	6.50	07/15/08	100,000	101,674
Masco Corp.	BBB+	4.80	06/15/15	500,000	454,643

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
INDUSTRIAL (Cont’d.)
Masco Corp.	BBB+	5.88	07/15/12	300,000	298,981
Raytheon Co.	BBB	4.50	11/15/07	200,000	198,215
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,203
					3,548,136
TECHNOLOGY (1.2%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	251,052
First Data Corp.	A	3.38	08/01/08	100,000	96,763
General Dynamics Corporation	A	4.50	08/15/10	500,000	488,844
Motorola, Inc.	A-	5.80	10/15/08	200,000	202,514
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	201,936
					1,241,109
TELECOMMUNICATIONS (0.2%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	250,000	245,938

UTILITIES (2.6%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	194,406
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	488,346
Exelon Corp.	A-	3.50	05/01/08	150,000	145,969
Kinder Morgan	BBB	5.15	03/01/15	250,000	224,636
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	132,348
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	250,000	237,856
Progress Energy, Inc.	BBB	5.95	03/01/09	200,000	203,266
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	194,875
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	512,325
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	400,000	386,917
					2,720,944
TOTAL LONG-TERM DEBT SECURITIES (Cost: $104,396,804) 97.6%					103,270,304

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.6%)
Anheuser-Busch Co.	5.25	10/02/06	1,730,000	1,729,495

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,729,495) 1.6%				1,729,495

TOTAL INVESTMENTS (Cost: $106,126,299) 99.2%				104,999,799

OTHER NET ASSETS 0.8%				850,011

NET ASSETS 100.0%				$105,849,810

Abbreviations: FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA= Government National Mortgage Association

The total value of investments not rated or below-investment grade was $1,961,900, or 1.9 % of the Fund’s total investments as of September 30, 2006.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Mid-Term Bond Fund are:

Unrealized Appreciation	$507,154
Unrealized Depreciation	(1,633,654)
Net	$(1,126,500)
Cost of Investments	$106,126,299

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2006

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
U.S. Treasury Strip	AAA	0.00	02/15/17	15,000,000	9,218,940
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	7,039,890
					16,258,830
U.S. GOVERNMENT AGENCIES (41.5%)
MORTGAGE-BACKED OBLIGATIONS (35.0%)
FHLMC	AAA	4.00	10/15/26	400,000	388,226
FHLMC	AAA	6.00	07/15/29	1,941,373	1,968,745
FNMA	AAA	8.00	03/01/31	161,647	170,488
FNMA	AAA	7.00	09/01/31	208,614	214,776
FNMA	AAA	7.00	11/01/31	575,044	592,031
FNMA	AAA	6.50	04/01/32	658,901	673,440
FNMA	AAA	6.00	04/01/32	658,948	663,809
FNMA	AAA	6.00	04/01/32	608,069	612,554
FNMA	AAA	7.50	04/01/32	232,965	240,777
FNMA	AAA	8.00	04/01/32	136,395	143,943
FNMA	AAA	8.00	04/01/32	47,503	50,117
FNMA	AAA	6.50	05/01/32	2,543,502	2,599,627
FNMA	AAA	6.00	05/01/32	2,357,108	2,374,496
FNMA	AAA	6.50	05/01/32	768,988	785,956
FNMA	AAA	7.50	06/01/32	768,234	793,995
FNMA	AAA	7.00	06/01/32	385,253	396,514
FNMA	AAA	6.00	04/01/33	2,851,754	2,872,791
FNMA	AAA	5.00	06/01/33	2,595,611	2,502,916
FNMA	AAA	5.50	07/01/33	4,265,417	4,214,143
FNMA	AAA	5.50	09/01/33	2,341,405	2,313,259
FNMA	AAA	5.50	10/01/33	2,831,358	2,797,322
FNMA	AAA	5.00	11/01/33	3,872,611	3,734,312
FNMA	AAA	5.00	01/01/34	2,918,366	2,814,145
FNMA	AAA	5.50	03/01/34	2,106,975	2,081,647
FNMA	AAA	5.00	03/01/34	1,457,257	1,405,216
FNMA	AAA	5.50	03/01/34	1,075,154	1,062,229
FNMA	AAA	5.00	04/01/34	2,235,491	2,152,507
FNMA	AAA	5.00	04/01/34	767,440	738,951
FNMA	AAA	4.50	05/01/34	1,233,166	1,154,679
FNMA	AAA	4.50	06/01/34	2,549,363	2,387,104
FNMA	AAA	5.50	07/01/34	2,821,478	2,785,072
FNMA	AAA	5.50	09/01/34	2,112,443	2,085,186
FNMA	AAA	5.50	09/01/34	805,364	794,972

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	10/01/34	5,027,633	4,962,761
FNMA	AAA	6.00	11/01/34	2,274,982	2,288,964
FNMA	AAA	5.50	02/01/35	1,635,830	1,614,723
FNMA	AAA	5.50	02/01/35	1,350,411	1,331,086
FNMA	AAA	5.00	04/01/35	2,408,501	2,315,815
FNMA	AAA	5.50	04/01/35	1,991,814	1,963,310
FNMA	AAA	5.00	06/01/35	1,874,193	1,802,069
FNMA	AAA	5.50	08/01/35	4,252,162	4,191,309
FNMA	AAA	5.00	09/01/35	5,629,555	5,412,913
FNMA	AAA	6.00	02/25/47	1,573,926	1,590,666
FNMA	AAA	6.50	09/01/16	191,090	195,359
FNMA	AAA	6.50	03/01/17	1,170,734	1,196,857
FNMA	AAA	6.00	03/01/17	512,086	520,061
FNMA	AAA	5.50	04/01/17	358,818	359,615
FNMA	AAA	5.50	05/01/17	641,216	642,640
FNMA	AAA	5.50	05/01/17	320,613	321,325
FNMA	AAA	6.50	05/01/17	176,273	180,206
FNMA	AAA	5.00	04/01/18	655,731	646,133
FNMA	AAA	4.50	05/01/18	2,851,486	2,759,683
FNMA	AAA	5.00	09/01/18	2,128,231	2,097,080
FNMA	AAA	4.50	12/01/18	1,452,255	1,405,499
FNMA	AAA	4.50	02/01/19	1,076,979	1,040,562
FNMA	AAA	4.00	05/01/19	2,719,212	2,573,476
FNMA	AAA	4.50	05/01/19	710,115	686,103
FNMA	AAA	4.50	06/01/19	1,825,291	1,763,571
FNMA	AAA	4.50	06/01/19	1,045,665	1,010,307
FNMA	AAA	5.00	09/01/20	2,454,449	2,412,515
FNMA	AAA	5.00	10/01/20	3,261,251	3,205,533
FNMA	AAA	6.00	05/01/23	2,309,316	2,339,473
FNMA	AAA	5.50	03/01/24	4,085,502	4,062,276
FNMA	AAA	6.00	01/01/25	1,160,785	1,175,185
FNMA	AAA	5.50	09/01/25	1,832,813	1,819,758
FNMA	AAA	5.00	10/01/25	1,852,835	1,798,668
GNMA (1)	AAA	6.50	04/15/31	108,046	111,013
GNMA (1)	AAA	7.00	09/15/31	85,402	88,208
GNMA (1)	AAA	7.00	09/15/31	36,412	37,608
GNMA (1)	AAA	6.50	12/15/31	398,385	409,327

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
GNMA (1)	AAA	6.50	05/15/32	128,624	132,101
GNMA (1)	AAA	7.00	05/15/32	69,321	71,589
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,123,618
					116,224,910
NON-MORTGAGE-BACKED OBLIGATION (6.5%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	4,073,720
FFCB	AAA	4.15	05/15/13	6,000,000	5,729,550
FHLB	AAA	4.50	11/15/12	2,000,000	1,952,746
FHLMC	AAA	5.20	03/05/19	10,000,000	9,721,960
					21,477,976
BASIC MATERIALS (4.9%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,954,286
Lubrizol Corp.	BBB-	5.50	10/01/14	2,000,000	1,950,832
Lyondell Chemical Co.	B+	10.25	11/01/10	5,000,000	5,425,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,469,471
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,290,625
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,064,792
					16,155,006
CONSUMER, CYCLICAL (11.2%)
Belo Corporation	BBB	8.00	11/01/08	2,000,000	2,090,322
Centex Corp.	BBB-	8.75	03/01/07	2,000,000	2,022,594
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,039,132
Coors Brewing Co	BBB	6.38	05/15/12	2,000,000	2,079,730
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,938,400
Daimlerchrysler	BBB	4.05	06/04/08	1,000,000	976,509
Dow Jones & Co.	BBB+	3.88	02/15/08	1,000,000	980,536
Ethan Allen Interiors	A-	5.38	10/01/15	2,000,000	1,902,090
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,381,733
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	4,000,528
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,962,314
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,443,973
Pulte Homes, Inc.	BBB	4.88	07/15/09	2,000,000	1,964,506
Quebecor World, Inc.	B+	4.88	11/15/08	1,500,000	1,432,500
RadioShack Corp.	BBB-	7.38	05/15/11	2,000,000	2,072,618
Scholastic Corp.	BB	5.00	04/15/13	2,000,000	1,785,108

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Stanley Works	A	3.50	11/01/07	250,000	245,120
Target Corp.	A+	5.38	06/15/09	3,250,000	3,279,627
Wendy’s International, Inc.	BB+	6.25	11/15/11	1,500,000	1,487,040
					37,084,415
CONSUMER, NON-CYCLICAL (2.1%)
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,924,728
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,044,606
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	973,291
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,048,692
					6,991,317
ENERGY (1.8%)
AGL Capital Corporation	BBB+	6.38	07/15/16	500,000	521,481
Anadarko Petroleum	BBB-	3.25	05/01/08	2,000,000	1,933,246
Cooper Cameron Corp.	BBB+	2.65	04/15/07	2,000,000	1,969,910
Ocean Energy, Inc.	BBB	4.38	10/01/07	1,750,000	1,732,810
					6,157,447
FINANCIAL (19.7%)
American Honda Fin.	A+	3.85	11/06/08	2,000,000	1,944,724
BOAA	AAA	5.75	05/25/33	3,500,000	3,479,448
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,984,785
Brandywine Realty Tr.	BBB-	4.50	11/01/09	2,000,000	1,945,092
Capital One Bank	BBB+	5.75	09/15/10	2,000,000	2,029,258
Colonial Properties Tr.	BBB-	4.80	04/01/11	1,500,000	1,441,968
Deere Capital Corp.	A-	3.90	01/15/08	2,500,000	2,457,903
Developers Divers Rlty.	BBB	5.00	05/03/10	2,000,000	1,973,842
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,098,805
Fairfax Fin. Hldgs.	BB	8.25	10/01/15	2,500,000	2,312,500
First Horizon Mtge. Trust	AAA	5.00	06/25/33	2,716,565	2,687,224
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	5,000,000	4,655,950
Ford Motor Credit Co.	B	7.38	10/28/09	3,000,000	2,915,412
GATX Financial Corp.	BBB	5.13	04/15/10	1,000,000	987,932
GMAC	BB	0.00	12/01/12	10,000,000	6,467,190
HJ Heinz Finance	BBB	6.00	03/15/12	2,000,000	2,035,086
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,031,956
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,020,199
National City Bank	A+	3.38	10/15/07	2,250,000	2,201,387
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,039,617
SLM Corp.	A	4.00	01/15/09	2,250,000	2,191,347

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Shurgard Storage Centers, Inc.	A-	7.75	02/22/11	750,000	811,298
Simon Property Group Inc.	A-	7.88	03/15/16	5,000,000	5,789,150
US Bank NA	AA	2.85	11/15/06	1,000,000	997,073
Union Planters Bank	A+	5.13	06/15/07	2,000,000	1,997,544
					65,496,690
HEALTHCARE (1.8%)
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,458,435
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,940,734
Wyeth	A	5.50	03/15/13	1,750,000	1,758,062
					6,157,231
INDUSTRIAL (4.9%)
Bunge, Ltd.	BBB	5.35	04/15/14	2,000,000	1,915,538
Deluxe Corp.	BB+	3.50	10/01/07	1,500,000	1,425,000
Donnelley R.R. & Sons	A-	4.95	04/01/14	2,000,000	1,799,706
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,779,290
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,993,204
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,498,200
					16,410,938
TECHNOLOGY (1.2%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,044,004
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	2,008,418
					4,052,422
TELECOMMUNICATIONS (1.2%)
Nextel Communications, Inc.	BBB+	5.25	01/15/10	2,000,000	1,967,500
Verizon Global	A	4.00	01/15/08	2,000,000	1,968,110
					3,935,610
UTILITIES (3.0%)
Duke Energy Corp.	BBB+	4.50	04/01/10	750,000	732,518
Kinder Morgan	BBB	5.15	03/01/15	2,000,000	1,797,084
Pepco Holdings, Inc.	BBB-	4.00	05/15/10	2,000,000	1,902,848
Progress Energy, Inc.	BBB	5.25	12/15/15	2,000,000	1,966,518
Telecom de Puerto Rico	BBB+	6.80	05/15/09	1,500,000	1,536,977
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	2,000,000	1,934,586
					9,870,531

TOTAL LONG-TERM DEBT SECURITIES (Cost: $329,919,225) 98.2%					326,273,323

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.8%)
Anheuser-Busch Co.	5.25	10/02/06	2,499,000	2,498,271

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,498,271) 0.8%				2,498,271

TOTAL INVESTMENTS (Cost: $332,417,496) 99.0%				328,771,594

OTHER NET ASSETS 1.0%				3,300,941

NET ASSETS 100.0%				$332,072,535

*Ratings as per Standard & Poor’s Corporation.

Abbreviations:       FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA= Government National Mortgage Association

NR = Not Rated

(1) U.S. Government guaranteed ecurity.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated or below-investment grade was $30,540,938, or 9.3 % of the Fund’s total investments as of September 30, 2006.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2006 for the Bond Fund are:

Unrealized Appreciation	$4,018,475
Unrealized Depreciation	(7,664,377)
Net	$(3,645,902)
Cost of Investments	$332,417,496

ITEM 2.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.      EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: November 27, 2006

By:	/s/ JOHN R. GREED
John R. Greed
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: November 27, 2006